UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/16

Item 1. Reports to Stockholders.

FRANKLIN
LIBERTYSHARES™

Franklin Templeton ETF Trust

Semiannual Report

September 30, 2016

FRANKLIN TEMPLETON INVESTMENTS

Contents

Semiannual Report
Economic and Market Overview	2
Franklin LibertyQ Emerging Markets ETF	3
Franklin LibertyQ Global Dividend ETF	8
Franklin LibertyQ Global Equity ETF	13
Franklin LibertyQ International Equity Hedged ETF	18
Financial Highlights and Statements of Investments	23
Financial Statements	55
Notes to Financial Statements	58
Shareholder Information	67

SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the period since the Fund’s inception on June 1, 2016. Global markets were aided by accommodative monetary policies of various global central banks, an improvement in commodity prices, finalization of Greece’s new debt deal, generally encouraging economic data across regions and an Organization of the Petroleum Exporting Countries (OPEC) proposal to curb oil production. However, the impact of these factors was partially offset by global economic concerns, the U.K.’s historic referendum to leave the European Union (also known as the “Brexit”), uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks.

The U.S. economy expanded during the period under review. The economy grew at a faster pace in 2016’s third quarter, compared to the second quarter, supported by increases in consumer spending, business investment and exports. Although the Fed kept its target interest rate unchanged during the review period, in July, the Fed Chair signaled the possibility of a near-term increase in interest rates, citing strengthening labor market conditions and its optimism about future economic growth. However, following lower-than-expected job growth in August, the Fed kept interest rates unchanged at its September meeting and lowered its forecast for 2016 U.S. economic growth.

In Europe, the U.K.’s economy grew in the second and third quarters, supported by the services industries. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the pound sterling hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s economy grew steadily in the third quarter following a moderation in the second quarter, while the region’s annual inflation rate rose above zero in June. After announcing monetary easing measures and cutting its benchmark interest rate to 0% in March, the European Central Bank expanded its massive bond-buying program in August 2016 to boost the region’s slowing growth.

In Asia, Japan’s economy grew in the first quarter largely due to increases in private consumption, government spending and exports, although it slowed in the second quarter amid falling exports and weak corporate investment. The Bank of Japan (BOJ) took several actions during the review period. The most recent of which was at its September meeting when the BOJ overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate near the current level of 0%.

In emerging markets, economic growth generally moderated during the review period. Brazil’s economy continued to be in recession, although the pace of contraction slowed in 2016’s first half as business sentiment improved near period-end with the expected impeachment of President Dilma Rousseff. Russia’s economic contraction eased in 2016’s second quarter as crude oil prices began to recover and industrial production improved. The Bank of Russia reduced its key interest rate in June and September in an attempt to revive its economy. China’s economy expanded in 2016’s second quarter, aided by fiscal and monetary stimulus measures. The People’s Bank of China lowered the midpoint for the yuan’s trading band against the Japanese yen to align China’s currency reference rate with the international exchange rate, and also weakened its currency as the U.S. dollar strengthened. Elsewhere, India’s economic growth slowed in 2016’s second quarter due to slower private consumption growth and declining fixed investment. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose strongly for the period.

The foregoing information reflects our analysis and opinions as of September 30, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

2 Semiannual Report

libertyshares.com

Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin LibertyQ Emerging Markets ETF covers the period since the Fund’s inception on June 1, 2016, through September 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

For the period since inception on June 1, 2016, through September 30, 2016, the Fund posted cumulative total returns of +10.13% based on market price and +9.04% based on net asset value (NAV).2 In comparison, the Liber-tyQ EM Index delivered a +9.16% total return for the same period, while the MSCI EM Index (Net Returns) produced a +13.41% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a method-
ology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 24.

libertyshares.com

Semiannual Report 3

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Countries
9/30/16
% of Total
Net Assets
South Korea	16.0%
Taiwan	14.5%
India	10.5%
China	9.4%
Russia	8.9%
Brazil	7.5%
South Africa	6.6%
Indonesia	4.7%
Malaysia	4.4%
Mexico	3.3%

Manager’s Discussion

During the period since inception on June 1, 2016, through September 30, 2016, a small part of the Fund’s underperfor-mance relative to the MSCI EM Index (Net Returns) was attributable to the four investment-style factors that the investment strategy targets, namely quality, value, momentum and low volatility. These factors accounted for almost three-fourths of the Fund’s active risk, when measured on a prospective tracking-error basis, and over time we expect them to drive the bulk of the Fund’s performance. The main impact on returns during the reporting period came from security-specific positions.

The most significant factor influencing relative performance during the review period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was notably lower than that of the MSCI EM Index (Net Returns). The Fund had on average about nine-tenths the sensitivity to the overall direction of the market and, as a result, lagged the sharp market rally that occurred during the period, as funds flowed into emerging markets and ample liquidity drove stock prices higher. This defensive characteristic of the Fund reflected the factor that identifies stocks with lower-than-average volatility, as well as the influence of the other elements of our multi-factor approach.

Among other drivers of relative performance, the stocks that the Fund selected with noticeably higher dividend yields than the market boosted returns during the period. This metric is a key element of our value factor. Value includes measures of price-to-earnings ratios and makes up three-tenths of the overall multi-factor score that drives portfolio construction. The Fund had a pronounced tilt toward stocks with higher

Top 10 Sectors/Industries
9/30/16
% of Total
Net Assets
Wireless Telecommunication Services	10.6%
Diversified Financial Services	9.3%
Oil, Gas & Consumable Fuels	7.8%
Banks	6.6%
Semiconductors & Semiconductor Equipment	5.1%
Technology Hardware, Storage & Peripherals	4.7%
Diversified Telecommunication Services	4.0%
Automobiles	3.6%
Food & Staples Retailing	3.6%
Electric Utilities	3.1%

return on equity, as part of the quality factor, which accounts for half of the overall multi-factor score. The quality factor had limited impact on relative performance during the period, but the Fund benefited modestly from exposure to stocks that exhibited positive price momentum.

The aggregate characteristics of the Fund reflect the four attributes that comprise our multi-factor approach to investing. The Fund is designed to be less volatile than the broader equity market, with modeled risk notably lower than that of the MSCI EM Index (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a greater return on equity than companies in the MSCI EM Index (Net Returns). In addition, they traded at price-to-earnings multiples that were somewhat cheaper than those in the MSCI EM Index (Net Returns). During the period under review, these factors were not the primary drivers of relative performance, as the market seemed focused on the likely timing of the next move for U.S. interest rates and the efficacy of unconventional monetary policy tools.

The Fund’s exposure to sectors and industries reflects the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular industries. However, overall industry exposures detracted from the Fund’s relative results during the reporting period. The Fund held a notable underweighting in the Internet software and services industry in the information technology sector, which detracted from performance, and a smaller overweighting in the telecommunication services sector, which was also a drag on returns. Conversely, a significant underweighting in banks in the financials sector made the largest contribution to sector allocation relative performance. Smaller relative

4 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

allocation exposures, including underweighted positions in the capital markets industry in the financials sector, and in the media industry in the consumer discretionary sector, also contributed to relative performance during the period.

The Fund’s country exposures also reflect the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures modestly detracted from relative performance. The Fund held a significant underweighting in China, which was a large detractor from relative performance. China was among the strongest markets during the reporting period, helped by further financial market reform, notably the confirmation of a new “Shenzhen-Hong Kong Link” to open up the domestic equity market. Small country exposures, including an underweighted position in Brazil and an overweighted position in Turkey, were modest drags on performance. Offsetting these negative effects to some extent were overweighted positions in Russia and India. We manage the Fund against an unhedged index and accept the currency exposures that arise from our stock holdings. During the period, currency fluctuations contributed to relative return, with the underweighting in China-based companies a major contributor.

Certain individual stocks such as Tencent Holdings4 and Alibaba Group4 were notable detractors from the Fund’s relative results, in both cases due to a lack of exposure as the stocks performed strongly. In contrast, Largan Precision made the largest contribution to performance, with SK Hynix making a smaller contribution. In aggregate, individual securities detracted notably from performance, particularly among large-capitalization stocks. However, the overall impact was less severe when viewed in combination with the currency contribution discussed above.

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Top 10 Holdings
9/30/16
Company	% of Total
Sector/Industry, Country	Net Assets
Wisdomtree India Earnings ETF	4.8%
Diversified Financial Services, India
iShares MSCI India ETF	4.5%
Diversified Financial Services, India
SK Hynix Inc.	1.4%
Semiconductors & Semiconductor Equipment,
South Korea
Largan Precision Co. Ltd.	1.4%
Electronic Equipment, Instruments & Components,
Taiwan
Chunghwa Telecom Co. Ltd.	1.3%
Diversified Telecommunication Services, Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%
Semiconductors & Semiconductor Equipment, Taiwan
Rosneft PJSC	1.2%
Oil, Gas & Consumable Fuels, Russia
Hyundai Mobis Co. Ltd.	1.2%
Auto Components, South Korea
AAC Technologies Holdings Inc.	1.2%
Electronic Equipment, Instruments & Components,
China
Ambev SA	1.1%
Beverages, Brazil

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2016, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Dina Ting is Vice President and Senior Portfolio Manager of the Global ETFs Group. She is responsible for managing the strategic beta ETFs and helping to bring a new suite of ETFs to the market. Prior to joining Franklin Templeton in 2015, Ms. Ting spent almost 10 years at BlackRock, where she led the Institutional Emerging Markets team that managed more than 70 global equity portfolios for clients worldwide. She also managed a multitude of iShares ETFs covering strategic beta, global real estate, sectors and emerging market strategies. Ms. Ting received an M.S. in Management Science and Engineering from Stanford University and a B.S. in Industrial Engineering from Purdue University. She is a Chartered Financial Analyst (CFA) charterholder.

CFA® is a trademark owned by CFA Institute.
4. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com

Semiannual Report 5

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of September 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Performance as of 9/30/16[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on	Total Annual Operating Expenses[3]
	NAV[4]	market price[5]	NAV[4]	market price[5]	(with waiver)	(without waiver)
					0.55%	0.83%
Since Inception (6/1/16)	+9.04%	+10.13%	+9.04%	+10.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduc-
tion and fee waiver; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatil-
ity, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on market price.

6 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 4/1/16	Value 9/30/16	6/1/16–9/30/16[1,2]	Value 9/30/16	4/1/16–9/30/16[1,2]	Expense Ratio[2]
$1,000	$1,090.80	$1.91	$1,022.43	$2.80	0.55%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 121/365 to reflect the number of days since inception.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

libertyshares.com

Semiannual Report 7

Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin LibertyQ Global Dividend ETF covers the period since the Fund’s inception on June 1, 2016, through September 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country (AC) World ex-REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the period since inception on June 1, 2016, through September 30, 2016, the Fund posted cumulative total returns of +3.78% based on market price and +3.34% based on net asset value (NAV).2 In comparison, the LibertyQ Global Dividend Index delivered a +3.38% total return for the same period, while the MSCI AC World ex-REITs Index (Net Returns) produced a +4.77% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semian-nual reconstitution of the index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI AC World ex-
REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI AC World ex-REITs Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

8 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Countries
9/30/16
% of Total
Net Assets
United States	32.3%
United Kingdom	16.4%
Australia	12.7%
Canada	10.6%
Switzerland	3.9%
Brazil	3.8%
Japan	3.5%
Sweden	3.4%
China	2.4%
France	2.0%

Manager’s Discussion

During the period since inception on June 1, 2016, through September 30, 2016, the Fund’s underperformance relative to the MSCI AC World ex-REITs Index (Net Returns) was attributable to the main attributes that the investment strategy targets, namely quality and dividend income. These attributes also accounted for almost two-thirds of the Fund’s active risk, when measured on a prospective tracking-error basis. The positive and negative effects on the Fund’s relative performance from country and industry exposures resulting from our investment approach largely offset each other. The remaining negative impact on returns came from security-specific positions, although the effect was smaller than the elements noted above.

The most significant attribute detracting from relative performance during the review period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was somewhat lower than that of the MSCI AC World ex-REITs Index (Net Returns). The Fund’s lower sensitivity to the overall direction of the market meant that it lagged the broad market rally that occurred during the period, as ample liquidity drove stock prices higher.

Among other drivers of relative performance, the stocks that the Fund selected with noticeably lower variability of earnings than the broad market boosted returns during the period. This metric is a key element of our quality factor. Quality includes measures of return on equity, return on assets and financial leverage.

The Fund is designed to be less volatile than the broader equity market, with modeled risk somewhat below that of the

Top 10 Sectors/Industries
9/30/16
% of Total
Net Assets
Banks	17.2%
Pharmaceuticals	13.3%
Tobacco	5.9%
Household Products	5.7%
Diversified Telecommunication Services	5.5%
Food & Staples Retailing	5.4%
Personal Products	4.1%
Semiconductors & Semiconductor Equipment	3.8%
Wireless Telecommunication Services	3.1%
Aerospace & Defense	2.9%

MSCI AC World ex-REITs Index (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a much greater return on equity than companies in the MSCI AC World ex-REITs Index (Net Returns). During the period under review, these factors were not the primary drivers of relative performance, as the market seemed focused on the likely timing of the next move for U.S. interest rates and the efficacy of unconventional global monetary policy tools.

The Fund’s exposure to sectors and industries reflects the indirect influence of our investment approach, rather than any explicit preferences for particular industries. However, overall industry exposures detracted significantly from the Fund’s relative results during the reporting period. The Fund held an underweighting in the Internet software and services industry in the information technology sector, which was the largest drag on performance, while an overweighting in the telecommunication services sector was also a detractor. A notable overweighting in the household and personal goods industry in the consumer discretionary sector enhanced returns, while a modest underweighting to the insurance industry in the financials sector also contributed to performance.

The Fund’s country exposures also reflect the indirect influence of our investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures contributed meaningfully to returns. The Fund held an underweighting in Japan, which boosted performance as this market was out of favor during the period. A modest overweighted position in Brazil made a meaningful contribution to relative performance, as markets

libertyshares.com

Semiannual Report 9

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

reacted positively to the impeachment of President Dilma Rousseff, which may relieve a period of policy gridlock and allow interest-rate cuts to help lift Brazil out of its worst recession in a century. Offsetting these positive effects, an underweighted position in U.S. stocks was a drag on performance. Other country allocations, including an overweighting in the Netherlands and an underweighting in India, were also modest detractors. We manage the Fund against an unhedged index and accept the currency exposures that arise from our stock holdings. During the period under review, currency fluctuations detracted somewhat from the Fund’s relative return, with an underweighting in Japanese companies a notable drag as the Japanese yen appreciated. Elsewhere, the beneficial impact of an overweighting in U.K. stocks was more than offset by the negative currency effect of the British pound declining following the country’s referendum vote to leave the European Union.

Certain individual stocks such as Bristol Myers Squibb and BT Group were notable detractors from the Fund’s relative results, while China Construction Bank and British American Tobacco made the largest contributions to performance. In aggregate, individual securities detracted from performance modestly, particularly large-capitalization stocks. However, in combination with the currency, industry and country factors discussed above, the overall impact was modest. The Fund’s investment strategy of tilting toward companies with the traits of high and persistent dividend income along with exposure to the quality style factor were the primary determinants of relative performance during the reporting period.

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Top 10 Holdings
9/30/16
Company	% of Total
Sector/Industry, Country	Net Assets
BHP Billiton Ltd.	2.4%
Metals & Mining, Australia
Intel Corp.	2.4%
Semiconductors & Semiconductor Equipment,
United States
China Construction Bank Corp.	2.4%
Banks, China
Ambev SA	2.2%
Beverages, Brazil
The Procter & Gamble Co.	2.1%
Household Products, United States
Bank of Nova Scotia	2.1%
Banks, Canada
Eli Lilly & Co.	2.1%
Pharmaceuticals, United States
British American Tobacco PLC	2.1%
Tobacco, United Kingdom
Unilever PLC	2.1%
Personal Products, United Kingdom
Unilever NV, IDR	2.0%
Personal Products, United Kingdom

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2016, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Dina Ting is Vice President and Senior Portfolio Manager of the Global ETFs Group. She is responsible for managing the strategic beta ETFs and helping to bring a new suite of ETFs to the market. Prior to joining Franklin Templeton in 2015, Ms. Ting spent almost 10 years at BlackRock, where she led the Institutional Emerging Markets team that managed more than 70 global equity portfolios for clients worldwide. She also managed a multitude of iShares ETFs covering strategic beta, global real estate, sectors and emerging market strategies. Ms. Ting received an M.S. in Management Science and Engineering from Stanford University and a B.S. in Industrial Engineering from Purdue University. She is a Chartered Financial Analyst (CFA) charterholder.

10 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of September 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Performance as of 9/30/16[1]
		Cumulative Total Return[2]		Average Annual Total Return[2]
		Based on	Based on	Based on	Based on	Total Annual Operating Expenses[3]
		NAV[4]	market price[5]	NAV[4]	market price[5]	(with waiver)	(without waiver)
						0.45%	0.70%
Since Inception (6/1/16)		+3.34%	+3.78%	+3.34%	+3.78%

30-Day Standardized Yield[7]
Distribution Rate[6]	(with waiver)	(without waiver)
0.82%	2.73%	2.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduc-
tion and fee waiver; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatil-
ity, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on market price.
6. Distribution rate is based on the sum of the past four quarterly dividends, if any, and the NAV per share of $26.07 as of September 30, 2016.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

libertyshares.com

Semiannual Report 11

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 4/1/16	Value 9/30/16	6/1/16–9/30/16[1,2]	Value 9/30/16	4/1/16–9/30/16[1,2]	Expense Ratio[2]
$1,000	$1,033.40	$1.52	$1,022.94	$2.29	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 121/365 to reflect the number of days since inception.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

12 Semiannual Report

libertyshares.com

Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin LibertyQ Global Equity ETF covers the period since the Fund’s inception on June 1, 2016, through September 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI Index that have exposure to these investment-style factors.

Performance Overview

For the period since inception on June 1, 2016, through September 30, 2016, the Fund posted cumulative total returns of +5.37% based on market price and +4.50% based on net asset value (NAV).2 In comparison, the LibertyQ Global Equity Index delivered a +4.41% total return for the same period, while the MSCI ACWI (Net Returns) produced a +4.76% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semian-nual reconstitution of the index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

libertyshares.com

Semiannual Report

13

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Countries
9/30/16
% of Total
Net Assets
United States	54.6%
United Kingdom	8.9%
Japan	4.8%
Australia	3.7%
China	3.0%
Taiwan	2.7%
South Korea	2.7%
Canada	2.6%
Switzerland	2.2%
India	1.5%

Manager’s Discussion

During the period since inception on June 1, 2016, through September 30, 2016, the Fund’s modest underperformance relative to the MSCI ACWI (Net Returns) was attributable to the four investment-style factors that the investment strategy targets, namely quality, value, momentum and low volatility. These factors also accounted for more than two-thirds of the Fund’s active risk, when measured on a prospective tracking-error basis. An offsetting contribution to relative returns came from country and industry exposures that were indirect consequences of our multi-factor investment approach. Security-specific positions were a much smaller drag on performance.

The most significant factor influencing relative performance during the review period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was significantly lower than that of the MSCI ACWI (Net Returns). The Fund had on average only eight-tenths the sensitivity to the overall direction of the market and, as a result, lagged the broad market rally that occurred during the period, as ample liquidity drove stock prices higher. This defensive characteristic of the Fund reflected the factor that identifies stocks with lower-than-average volatility, but also the influence of the other elements of our multi-factor approach.

Among other drivers of relative performance, the stocks that the Fund selected with noticeably lower variability of earnings than the broad market boosted returns during the period. This metric is a key element of our quality factor. Quality includes measures of return on equity, return on assets and financial leverage, and quality makes up half of the overall multi-factor score that drives portfolio construction. The Fund’s relative

Top 10 Sectors/Industries
9/30/16
% of Total
Net Assets
Pharmaceuticals	7.4%
Semiconductors & Semiconductor Equipment	5.9%
Diversified Telecommunication Services	4.8%
IT Services	4.8%
Specialty Retail	4.7%
Tobacco	4.1%
Oil, Gas & Consumable Fuels	3.6%
Household Products	3.5%
Technology Hardware, Storage & Peripherals	3.5%
Food & Staples Retailing	3.4%

performance was hampered somewhat by the value tilt reflected in its holdings, but it benefited modestly from exposure to stocks that exhibited positive price momentum.

The aggregate characteristics of the Fund reflect the four attributes that comprise our multi-factor approach to investing. The Fund is designed to be less volatile than the broader equity market, with modeled risk about four-fifths that of the MSCI ACWI (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a much greater return on equity than companies in the MSCI ACWI (Net Returns). In addition, they traded at price-to-earnings multiples that were slightly cheaper than those of the MSCI ACWI (Net Returns). During the period under review, these factors were not the primary drivers of relative performance, as the market seemed focused on the likely timing of the next move for U.S. interest rates and the efficacy of unconventional monetary policy tools.

The Fund’s exposure to sectors and industries reflects the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular industries. During the period, overall industry exposures contributed to returns. The Fund held a notable underweighting in the broad financials sector, which significantly enhanced relative returns, while a modest overweighting to the semiconductors industry in the information technology sector also contributed to performance. Conversely, an underweighting to the Internet software and services industry in information technology was the largest detractor from performance, while an overweighting in the telecommunication services sector was also a drag on returns.

14 Semiannual Report

libertyshares.com

FRANKLIN LIBERTQ GLOBAL EQUITY ETF

The Fund’s country exposures also reflect the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures contributed meaningfully to returns. The Fund held an underweighting in Japan, which boosted performance as this market was out of favor during the period. Similarly, underweighted positions in core eurozone markets (particularly France and Germany) made a meaningful contribution to performance. Offsetting these positive effects to a minor extent, a small overweighted position in Denmark was a drag on performance. We manage the Fund against an unhedged index and accept the currency exposures that arise from our stock holdings. During the period, currency fluctuations detracted modestly from relative return, with an underweighting in Japanese companies a notable drag as the Japanese yen appreciated.

Certain individual stocks such as Novo Nordisk and HSBC Holdings4 were notable detractors from the Fund’s relative results, whereas Astra Zeneca made the largest contribution to performance, with British American Tobacco making a somewhat smaller contribution. In aggregate, individual securities detracted from performance modestly, particularly large-capitalization stocks.

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Top 10 Holdings
9/30/16
Company	% of Total
Sector/Industry, Country	Net Assets
iShares MSCI India ETF	1.5%
Diversified Financial Services, India
Intel Corp.	1.2%
Semiconductors & Semiconductor Equipment,
United States
QUALCOMM Inc.	1.1%
Semiconductors & Semiconductor Equipment,
United States
Apple Inc.	1.1%
Technology Hardware, Storage & Peripherals,
United States
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Semiconductors & Semiconductor Equipment, Taiwan
Samsung Electronics Co. Ltd.	1.1%
Technology Hardware, Storage & Peripherals,
South Korea
Microsoft Corp.	1.1%
Software, United States
Cisco Systems Inc.	1.1%
Communications Equipment, United States
Visa Inc.	1.0%
IT Services, United States
The Procter & Gamble Co.	1.0%
Household Products, United States

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2016, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Dina Ting is Vice President and Senior Portfolio Manager of the Global ETFs Group. She is responsible for managing the strategic beta ETFs and helping to bring a new suite of ETFs to the market. Prior to joining Franklin Templeton in 2015, Ms. Ting spent almost 10 years at BlackRock, where she led the Institutional Emerging Markets team that managed more than 70 global equity portfolios for clients worldwide. She also managed a multitude of iShares ETFs covering strategic beta, global real estate, sectors and emerging market strategies. Ms. Ting received an M.S. in Management Science and Engineering from Stanford University and a B.S. in Industrial Engineering from Purdue University. She is a Chartered Financial Analyst (CFA) charterholder.

4. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com

Semiannual Report 15

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of September 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Performance as of 9/30/16[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on	Total Annual Operating Expenses[3]
	NAV[4]	market price[5]	NAV[4]	market price[5]	(with waiver)	(without waiver)
					0.35%	0.60%
Since Inception (6/1/16)	+4.50%	+5.37%	+4.50%	+5.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduc-
tion and fee waiver; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatil-
ity, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on market price.

16 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 4/1/16	Value 9/30/16	6/1/16–9/30/16[1,2]	Value 9/30/16	4/1/16–9/30/16[1,2]	Expense Ratio[2]
$1,000	$1,045.00	$1.19	$1,023.44	$1.79	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 121/365 to reflect the number of days since inception.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

libertyshares.com

Semiannual Report 17

Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin LibertyQ International Equity Hedged ETF covers the period since the Fund’s inception on June 1, 2016, through September 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the index. In order to replicate the hedge impact incorporated in the calculation of the index, the Fund enters into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Performance Overview

For the period since inception on June 1, 2016, through September 30, 2016, the Fund posted cumulative total returns of +2.04% based on market price and +1.41% based on net asset value (NAV).2 In comparison, LibertyQ International Equity Hedged Index delivered a +1.64% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) produced a +3.05% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI
EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-
adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 48.

18 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Countries
9/30/16
% of Total
Net Assets
United Kingdom	26.7%
Japan	18.9%
Australia	14.5%
Switzerland	9.2%
Spain	4.7%
Hong Kong	4.6%
Germany	3.6%
France	2.9%
Denmark	2.7%
Singapore	2.5%

practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannu-ally following the semiannual reconstitution of the index.

Manager’s Discussion

During the period since inception on June 1, 2016, through September 30, 2016, almost all of the Fund’s underperfor-mance relative to the MSCI EAFE 100% Hedged to USD Index (Net Returns) was attributable to the four investment-style factors that the investment strategy targets, namely quality, value, momentum and low volatility. These factors also accounted for almost two-thirds of the Fund’s active risk, when measured on a prospective tracking-error basis. The remaining negative impact on returns came from security-specific positions, although the effect was much less than the effect of the factors noted above.

The most significant factor detracting from relative performance during the review period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was significantly lower than that of the MSCI EAFE 100% Hedged to USD Index (Net Returns). The Fund had on average about three-fourths the sensitivity to the overall direction of the market and, as a result, lagged the broad market rally that occurred during the period, as ample liquidity drove stock prices higher. This defensive characteristic of the Fund reflected the

Top 10 Sectors/Industries
9/30/16
% of Total
Net Assets
Pharmaceuticals	12.0%
Insurance	8.2%
Diversified Telecommunication Services	6.8%
Tobacco	5.5%
Personal Products	5.0%
Food & Staples Retailing	4.1%
Banks	4.1%
Equity Real Estate Investment Trusts (REITs)	3.7%
Specialty Retail	3.5%
Wireless Telecommunication Services	3.4%

factor that identifies stocks with lower-than-average volatility, as well as the influence of the other elements of our multi-factor approach.

Among other drivers of relative performance, the stocks that the Fund selected with noticeably lower variability of earnings than the broad market boosted returns during the period. This metric is a key element of our quality factor. Quality includes measures of return on equity, return on assets and financial leverage, and quality makes up half of the overall multi-factor score that drives portfolio construction. The Fund’s relative return was hampered somewhat by the value tilt reflected in its holdings, but it benefited modestly from exposure to stocks that exhibited positive price momentum.

The aggregate characteristics of the Fund reflect the four attributes that comprise our multi-factor approach to investing. The Fund is designed to be less volatile than the broader equity market, with modeled risk less than four-fifths that of the MSCI EAFE 100% Hedged to USD Index (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a greater return on equity than the MSCI EAFE 100% Hedged to USD Index (Net Returns). In addition, they traded at price-to-earnings multiples that were slightly cheaper than the MSCI EAFE 100% Hedged to USD Index (Net Returns). During the period under review, these factors were not the primary drivers of relative performance, as the market seemed focused on the likely timing of the next move for U.S. interest rates and the efficacy of unconventional global monetary policy tools.

The Fund’s exposure to sectors and industries reflects the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular industries.

libertyshares.com

Semiannual Report 19

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

However, overall industry exposures detracted from the Fund’s relative results during the reporting period. The Fund held a notable overweighting in the telecommunication services sector, which detracted from performance, and a smaller overweighting in the insurance industry in the financials sector, which was also a drag on returns. Conversely, a significant underweighting in banks in the financials sector was the largest contributor to relative performance. Smaller relative allocation exposures, including an underweighting in the oil and gas industry in the energy sector and an overweighting in the household and personal products industry in the consumer discretionary sector, also contributed during the period.

The Fund’s country exposures also reflect the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures contributed to returns. The Fund held a significant underweighting in Japan, which boosted performance as this market was out of favor during the period. Similarly, underweighted positions in core eurozone markets (particularly France and Germany) made a meaningful contribution to relative performance. Offsetting these positive effects to a minor extent, small overweight positions in Denmark and Spain were a drag on performance. We manage the Fund against a currency-hedged index, and seek to hedge all stock holdings to mitigate the impact of currency fluctuations on the Fund’s returns.

Certain individual stocks such as HSBC Holdings4 and Novo Nordisk were notable detractors from the Fund’s relative results, while Astra Zeneca made the largest contribution to performance, with British American Tobacco making a smaller contribution. In aggregate, individual securities detracted from performance, particularly large-capitalization stocks. However, in combination with the industry and country factors discussed above, the total impact was modest. The Fund’s targeted risk factors were the primary determinants of relative performance during the reporting period.

Thank you for your participation in Franklin LibertyQ International Equity Hedge ETF. We look forward to serving your future investment needs.

Top 10 Holdings
9/30/16
Company	% of Total
Sector/Industry, Country	Net Assets
AstraZeneca PLC	2.3%
Pharmaceuticals, United Kingdom
Nestle SA	2.1%
Food Products, Switzerland
British American Tobacco PLC	2.1%
Tobacco, United Kingdom
Unilever PLC	2.1%
Personal Products, United Kingdom
Unilever NV, IDR	2.1%
Personal Products, United Kingdom
Westpac Banking Corp.	2.0%
Banks, Australia
KDDI Corp.	2.0%
Wireless Telecommunication Services, Japan
GlaxoSmithKline PLC	2.0%
Pharmaceuticals, United Kingdom
Roche Holding AG	2.0%
Pharmaceuticals, Switzerland
Reckitt Benckiser Group PLC	1.9%
Household Products, United Kingdom

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2016, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Dina Ting is Vice President and Senior Portfolio Manager of the Global ETFs Group. She is responsible for managing the strategic beta ETFs and helping to bring a new suite of ETFs to the market. Prior to joining Franklin Templeton in 2015, Ms. Ting spent almost 10 years at BlackRock, where she led the Institutional Emerging Markets team that managed more than 70 global equity portfolios for clients worldwide. She also managed a multitude of iShares ETFs covering strategic beta, global real estate, sectors and emerging market strategies. Ms. Ting received an M.S. in Management Science and Engineering from Stanford University and a B.S. in Industrial Engineering from Purdue University. She is a Chartered Financial Analyst (CFA) charterholder.

4. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

20 Semiannual Report

libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of September 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Performance as of 9/30/16[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on	Total Annual Operating Expenses[3]
	NAV[4]	market price[5]	NAV[4]	market price[5]	(with waiver)	(without waiver)
					0.40%	0.65%
Since Inception (6/1/16)	+1.41%	+2.04%	+1.41%	+2.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses
(as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduc-
tion and fee waiver; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatil-
ity, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on market price.

libertyshares.com

Semiannual Report 21

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 4/1/16	Value 9/30/16	6/1/16–9/30/16[1,2]	Value 9/30/16	4/1/16–9/30/16[1,2]	Expense Ratio[2]
$1,000	$1,014.10	$1.34	$1,023.19	$2.04	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 121/365 to reflect the number of days since inception.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ Emerging Markets ETF
Period Ended
September 30, 2016
(unaudited)[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.66
Income from investment operations[b]:
Net investment income[c]	0.39
Net realized and unrealized gains (losses)	1.93
Total from investment operations	2.32
Net asset value, end of period	$27.98

Total return[d]	9.04%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.12%
Expenses net of waiver and payments by affiliates	0.55%
Net investment income	4.33%

Supplemental data
Net assets, end of period (000’s)	$61,564
Portfolio turnover rate[f]	—%

aFor the period June 1, 2016 (commencement of operations) to September 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2016 (unaudited)

Franklin LibertyQ Emerging Markets ETF

	Industry	Shares	Value

Common Stocks 87.3%
Brazil 6.8%
AES Tiete Energia SA	Independent Power and Renewable Electricity Producers	11,402	$56,188
Ambev SA	Beverages	115,238	703,023
Banco do Brasil S.A	Banks	88,379	620,232
Banco Santander Brasil SA	Banks	15,566	105,407
BB Seguridade Participacoes SA	Insurance	70,201	645,646
CETIP SA-Mercados Organizados	Capital Markets	30,494	402,476
Cielo SA	IT Services	63,994	640,364
EDP-Energias do Brasil SA	Electric Utilities	32,196	142,505
Engie Brasil SA	Independent Power and Renewable Electricity Producers	21,741	257,638
Equatorial Energia SA	Electric Utilities	12,266	189,983
Natura Cosmeticos SA	Personal Products	21,677	208,373
Odontoprev SA	Health Care Providers & Services	38,775	154,319
Transmissora Alianca de Energia
Eletrica SA	Electric Utilities	13,206	85,280

			4,211,434

Chile 0.5%
Aguas Andinas SA, A	Water Utilities	449,796	288,373

China 9.4%
AAC Technologies Holdings Inc	Electronic Equipment, Instruments & Components	71,500	718,600
Agricultural Bank of China Ltd., H	Banks	1,321,000	565,465
Anta Sports Products Ltd	Textiles, Apparel & Luxury Goods	121,000	328,399
Belle International Holdings Ltd	Textiles, Apparel & Luxury Goods	534,000	366,284
China Everbright Bank Co. Ltd., H	Banks	287,000	133,584
China Mobile Ltd	Wireless Telecommunication Services	58,000	701,822
China Vanke Co. Ltd., H	Real Estate Management & Development	100,200	259,674
Chongqing Changan Automobile Co.
Ltd., B	Automobiles	95,100	154,986
Chongqing Rural Commercial Bank Co.
Ltd., H	Banks	206,000	126,958
Dongfeng Motor Group Co. Ltd., H	Automobiles	298,000	297,771
Great Wall Motor Co. Ltd., H	Automobiles	371,500	361,635
Guangdong Investment Ltd	Water Utilities	344,000	546,430
Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	232,000	145,076
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	168,000	232,204
Longfor Properties Co. Ltd	Real Estate Management & Development	129,500	198,693
Shenzhou International Group
Holdings Ltd	Textiles, Apparel & Luxury Goods	60,000	417,744
Sinopec Engineering Group Co. Ltd., H	Construction & Engineering	124,000	106,638
Sunac China Holdings Ltd	Real Estate Management & Development	149,000	107,198

			5,769,161

Czech Republic 1.0%
CEZ AS	Electric Utilities	16,079	286,604
Komercni Banka AS	Banks	6,861	237,487
O2 Czech Republic AS	Diversified Telecommunication Services	11,919	115,843

			639,934

Hong Kong 0.6%
Sino Biopharmaceutical Ltd	Pharmaceuticals	502,000	337,215

Hungary 1.3%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	4,692	289,520
OTP Bank PLC	Banks	19,909	521,220

			810,740

24 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
India 1.2%
HDFC Bank Ltd.DR, ADR	Banks	2,215	$159,236
Infosys Ltd.DR, Sponsored ADR	IT Services	7,048	111,217
Wipro Ltd.DR, ADR	IT Services	45,264	439,514

			709,967

Indonesia 4.7%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	954,800	288,979
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	158,600	210,843
Matahari Department Store Tbk PT	Multiline Retail	287,800	407,410
Semen Indonesia (Persero) Tbk PT	Construction Materials	295,600	228,761
Surya Citra Media Tbk PT	Media	759,200	162,881
Telekomunikasi Indonesia Persero Tbk PT	Diversified Telecommunication Services	2,080,900	687,202
Unilever Indonesia Tbk PT	Household Products	193,200	659,494
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	167,300	226,895

			2,872,465

Malaysia 4.4%
Astro Malaysia Holdings Bhd	Media	169,900	112,157
Berjaya Sports Toto Bhd	Hotels, Restaurants & Leisure	118,100	94,526
British American Tobacco Malaysia Bhd	Tobacco	23,200	275,674
Digi.com Bhd	Wireless Telecommunication Services	512,000	616,554
HAP Seng Consolidated Bhd	Industrial Conglomerates	59,300	110,412
Hartalega Holdings Bhd	Health Care Equipment & Supplies	70,600	79,213
IOI Properties Group Bhd	Real Estate Management & Development	81,100	48,831
Maxis Bhd	Wireless Telecommunication Services	200,300	298,355
Petronas Chemicals Group Bhd	Chemicals	271,000	435,776
Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	26,400	150,018
Petronas Gas Bhd	Gas Utilities	64,400	340,103
Westports Holdings Bhd	Transportation Infrastructure	136,600	145,006

			2,706,625

Mexico 3.3%
Arca Continental SAB de CV	Beverages	31,435	187,390
Gentera SAB de CV	Consumer Finance	89,597	161,570
Gruma SAB de CV, B	Food Products	22,010	289,934
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	37,910	360,638
Grupo Lala SAB de CV	Food Products	39,530	75,430
Kimberly-Clark de Mexico SAB de CV, A	Household Products	190,246	431,146
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	242,969	534,561

			2,040,669

Philippines 0.8%
Globe Telecom Inc	Wireless Telecommunication Services	3,175	133,560
PLDT Inc	Wireless Telecommunication Services	10,910	385,152

			518,712

Poland 0.7%
Energa SA	Electric Utilities	12,764	25,012
Eurocash SA	Food & Staples Retailing	5,253	58,331
PGE Polska Grupa Energetyczna SA	Electric Utilities	110,337	292,610
a Tauron Polska Energia SA	Electric Utilities	54,991	37,356

			413,309

Qatar 2.0%
Barwa Real Estate Co	Real Estate Management & Development	12,570	116,830
Doha Bank QSC	Banks	12,745	130,179
Industries Qatar QSC	Industrial Conglomerates	15,563	461,506

libertyshares.com

Semiannual Report 25

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Qatar (continued)
Qatar Electricity & Water Co. QSC	Multi-Utilities	4,240	$248,556
Qatar Insurance Co. SAQ	Insurance	12,367	301,874

			1,258,945

Russia 7.8%
Alrosa PJSC	Metals & Mining	311,915	428,120
Gazprom PAO	Oil, Gas & Consumable Fuels	238,675	508,471
LUKOIL PJSC	Oil, Gas & Consumable Fuels	13,847	671,792
b MegaFon PJSC, GDR, Reg S	Wireless Telecommunication Services	11,667	111,420
MMC Norilsk Nickel PJSC	Metals & Mining	3,888	602,437
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	59,165	451,429
b PhosAgro PJSC, GDR , Reg S	Chemicals	12,158	156,838
Rosneft PJSC	Oil, Gas & Consumable Fuels	134,811	735,007
Rostelecom PJSC	Diversified Telecommunication Services	83,950	104,836
Severstal PJSC	Metals & Mining	23,406	281,632
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	402,862	195,514
Tatneft PAO	Oil, Gas & Consumable Fuels	110,535	563,889

			4,811,385

South Africa 6.6%
Brait SE	Capital Markets	25,235	202,743
Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs)	94,685	111,890
Life Healthcare Group Holdings Ltd	Health Care Providers & Services	101,676	280,009
Mr. Price Group Ltd	Specialty Retail	31,186	344,149
MTN Group Ltd	Wireless Telecommunication Services	65,665	560,895
Pick ‘N Pay Stores Ltd	Food & Staples Retailing	27,573	137,512
Resilient REIT Ltd	Equity Real Estate Investment Trusts (REITs)	27,520	229,426
Sasol Ltd	Oil, Gas & Consumable Fuels	17,242	471,448
Sibanye Gold Ltd	Metals & Mining	47,465	170,720
The Spar Group Ltd	Food & Staples Retailing	20,367	284,697
Tiger Brands Ltd	Food Products	13,090	361,956
Truworths International Ltd	Specialty Retail	60,014	309,862
Vodacom Group Ltd	Wireless Telecommunication Services	54,414	609,935

			4,075,242

South Korea 14.8%
BGF Retail Co. Ltd	Food & Staples Retailing	836	146,500
Coway Co. Ltd	Household Durables	6,649	575,943
DGB Financial Group Inc	Banks	3,204	26,270
Dongbu Insurance Co. Ltd	Insurance	4,696	290,795
Hana Financial Group Inc	Banks	14,316	362,011
Hankook Tire Co. Ltd	Auto Components	6,541	352,781
Hanon Systems	Auto Components	21,245	239,195
Hanssem Co. Ltd	Household Durables	647	103,393
Hanwha Life Insurance Co. Ltd	Insurance	7,039	36,814
Hyundai Marine & Fire Insurance Co. Ltd	Insurance	6,025	198,308
Hyundai Mobis Co. Ltd	Auto Components	2,883	719,866
Hyundai Wia Corp	Auto Components	1,596	125,495
Industrial Bank of Korea	Banks	9,873	107,125
Kangwon Land Inc	Hotels, Restaurants & Leisure	14,496	517,268
KB Financial Group Inc	Banks	17,308	594,822
KEPCO Plant Service and Engineering Co. Ltd	Commercial Services & Supplies	2,472	129,733
Kia Motors Corp	Automobiles	15,142	579,503
Korea Electric Power Corp	Electric Utilities	10,625	520,951
KT&G Corp	Tobacco	5,610	636,719
Lotte Chemical Corp	Chemicals	823	222,685
NCsoft Corp	Software	1,628	436,804

26 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
S-1 Corp	Commercial Services & Supplies	2,289	$210,953
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	449	651,475
SK Hynix Inc	Semiconductors & Semiconductor Equipment	24,166	882,075
SK Telecom Co. Ltd	Wireless Telecommunication Services	2,205	452,472

			9,119,956

Taiwan 14.5%
Advantech Co. Ltd	Technology Hardware, Storage & Peripherals	33,000	283,199
Asustek Computer Inc	Technology Hardware, Storage & Peripherals	71,000	633,089
Casetek Holdings Ltd	Technology Hardware, Storage & Peripherals	11,000	40,006
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	72,000	584,581
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	72,150	182,530
Chunghwa Telecom Co. Ltd	Diversified Telecommunication Services	221,000	779,075
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	22,000	262,494
Far EasTone Telecommunications Co. Ltd	Wireless Telecommunication Services	233,000	550,063
Feng Tay Enterprise Co. Ltd	Textiles, Apparel & Luxury Goods	40,800	180,925
Foxconn Technology Co. Ltd	Technology Hardware, Storage & Peripherals	50,200	147,018
Highwealth Construction Corp	Real Estate Management & Development	77,000	119,140
a Inotera Memories Inc	Semiconductors & Semiconductor Equipment	280,000	246,543
Inventec Corp	Technology Hardware, Storage & Peripherals	237,000	193,559
Largan Precision Co. Ltd	Electronic Equipment, Instruments & Components	7,000	844,140
Nanya Technology Corp	Semiconductors & Semiconductor Equipment	50,000	62,609
Nien Made Enterprise Co. Ltd	Household Durables	11,000	141,599
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	77,000	271,442
Phison Electronics Corp	Semiconductors & Semiconductor Equipment	17,000	129,078
President Chain Store Corp	Food & Staples Retailing	72,000	571,948
Realtek Semiconductor Corp	Semiconductors & Semiconductor Equipment	56,000	184,014
a Ruentex Development Co. Ltd	Real Estate Management & Development	55,000	66,939
Ruentex Industries Ltd	Textiles, Apparel & Luxury Goods	39,000	62,708
Siliconware Precision Industries Co	Semiconductors & Semiconductor Equipment	260,000	389,849
Simplo Technology Co. Ltd	Electronic Equipment, Instruments & Components	33,000	108,437
Taiwan Fertilizer Co. Ltd	Chemicals	40,000	53,596
Taiwan Mobile Co. Ltd	Wireless Telecommunication Services	193,000	692,683
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	132,000	768,531
Transcend Information Inc	Technology Hardware, Storage & Peripherals	28,000	81,734
Vanguard International Semiconductor Corp	Semiconductors & Semiconductor Equipment	110,000	205,644
Zhen Ding Technology Holding Ltd	Electronic Equipment, Instruments & Components	27,000	59,176

			8,896,349

Thailand 2.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	127,700	589,668
BEC World PCL, NVDR	Media	165,800	105,270
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	37,600	189,356
Central Pattana PCL, NVDR	Real Estate Management & Development	137,600	231,319
Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	70,700	161,702
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	45,300	89,554

			1,366,869

Turkey 2.6%
BIM Birlesik Magazalar AS	Food & Staples Retailing	27,697	461,971
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	148,983	205,052
Ford Otomotiv Sanayi AS	Automobiles	8,692	91,708
TAV Havalimanlari Holding AS	Transportation Infrastructure	16,057	66,193
Tofas Turk Otomobil Fabrikasi AS	Automobiles	15,314	111,766
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	11,981	226,787
Turk Telekomunikasyon AS	Diversified Telecommunication Services	38,025	71,850
a Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	105,436	341,182

			1,576,509

libertyshares.com

Semiannual Report 27

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
United Arab Emirates 2.1%
Aldar Properties PJSC	Real Estate Management & Development	320,806	$233,203
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	126,992	691,489
First Gulf Bank PJSC	Banks	92,037	295,681
National Bank of Abu Dhabi PJSC	Banks	40,715	101,760
			1,322,133
Total Common Stocks
(Cost $52,420,062)			53,745,992
Management Investment Companies 9.3%
India 9.3%
iShares MSCI India ETF	Diversified Financial Services	94,750	2,786,598
Wisdomtree India Earnings ETF	Diversified Financial Services	135,820	2,936,428
Total Management Investment Companies
(Cost $5,495,034)			5,723,026
Preferred Stocks 3.0%
Brazil 0.7%
c Braskem SA, 5.005%, pfd., A	Chemicals	15,451	119,419
c Companhia Energetica de Minas Gerais, 5.872%, pfd	Electric Utilities	96,295	254,309
c Companhia Paranaense de Energia, 3.731%, pfd	Electric Utilities	8,265	85,554
			459,282
Russia 1.1%
c Surgutneftegas OAO, 23.862%, pfd	Oil, Gas & Consumable Fuels	575,795	264,959
c Transneft PJSC, 0.609%, pfd	Oil, Gas & Consumable Fuels	187	400,876
			665,835
South Korea 1.2%
c Hyundai Motor Co., 4.03%, pfd	Automobiles	2,584	235,794
c Hyundai Motor Co., 3.886%, pfd., 2	Automobiles	4,107	393,416
c Samsung Electronics Co. Ltd., 1.632%, pfd	Technology Hardware, Storage & Peripherals	77	90,189
			719,399
Total Preferred Stocks (Cost $1,844,538)			1,844,516
Total Investments
(Cost $59,759,634) 99.6%			61,313,534
Other Assets, less Liabilities 0.4%			249,995
Net Assets 100.0%			$61,563,529

See Abbreviations on page 66.
aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2016, the aggregate value of these securities was $268,258, representing 0.4% of net assets.
cRate disclosed reflects the yield at September 30, 2016.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ Global Dividend ETF
Period Ended
September 30, 2016
(unaudited)[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.43
Income from investment operations[b]:
Net investment income[c]	0.27
Net realized and unrealized gains (losses)	0.58
Total from investment operations	0.85
Less distributions from net investment income	(0.21)
Net asset value, end of period	$26.07

Total return[d]	3.34%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.02%
Expenses net of waiver and payments by affiliates	0.45%
Net investment income	3.12%

Supplemental data
Net assets, end of period (000’s)	$26,071
Portfolio turnover rate[f]	0.67%

aFor the period June 1, 2016 (commencement of operations) to September 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2016 (unaudited)

Franklin LibertyQ Global Dividend ETF

	Industry	Shares	Value

Common Stocks 98.0%
Australia 12.7%
Amcor Ltd	Containers & Packaging	10,410	$120,689
BHP Billiton Ltd	Metals & Mining	37,255	638,040
Brambles Ltd	Commercial Services & Supplies	23,790	218,099
Challenger Ltd	Diversified Financial Services	4,440	34,555
Commonwealth Bank of Australia	Banks	8,945	495,590
Flight Centre Travel Group Ltd	Hotels, Restaurants & Leisure	930	25,891
Telstra Corp. Ltd	Diversified Telecommunication Services	85,920	340,587
Wesfarmers Ltd	Food & Staples Retailing	14,970	505,201
Westpac Banking Corp	Banks	22,995	519,285
Woolworths Ltd	Food & Staples Retailing	23,660	421,322

			3,319,259

Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	2,340	69,910

Brazil 2.2%
Ambev SA	Beverages	92,190	562,416

Canada 10.6%
Bank of Nova Scotia	Banks	10,510	555,948
Canadian Imperial Bank of Commerce	Banks	6,445	498,878
IGM Financial Inc	Capital Markets	1,830	49,320
National Bank of Canada	Banks	6,575	232,733
Power Financial Corp	Insurance	2,835	65,576
Rogers Communications Inc., B	Wireless Telecommunication Services	3,830	162,205
Royal Bank of Canada	Banks	8,500	525,554
TELUS Corp	Diversified Telecommunication Services	2,790	91,900
The Toronto-Dominion Bank	Banks	11,595	513,824
Vermilion Energy Inc	Oil, Gas & Consumable Fuels	1,550	59,936

			2,755,874

China 2.4%
China Construction Bank Corp., H	Banks	860,000	637,575

Denmark 0.7%
Pandora A/S	Textiles, Apparel & Luxury Goods	1,425	172,266

Finland 0.3%
Elisa OYJ	Diversified Telecommunication Services	1,055	38,924
Nokian Renkaat OYJ	Auto Components	1,355	49,413

			88,337

France 2.0%
CNP Assurances	Insurance	1,705	28,655
Sanofi	Pharmaceuticals	6,360	483,448

			512,103

Germany 1.6%
a Deutsche Boerse AG	Capital Markets	2,160	175,137
Hugo Boss AG	Textiles, Apparel & Luxury Goods	1,215	67,213
ProSiebenSat.1 Media SE	Media	4,285	183,566

			425,916

Hong Kong 0.8%
Power Assets Holdings Ltd	Electric Utilities	15,000	146,211
Sino Land Co. Ltd	Real Estate Management & Development	20,000	35,379
SJM Holdings Ltd	Hotels, Restaurants & Leisure	35,000	25,722

			207,312

30 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan 3.5%
Daito Trust Construction Co. Ltd	Real Estate Management & Development	2,200	$351,405
Lawson Inc	Food & Staples Retailing	1,000	78,704
NTT DoCoMo Inc	Wireless Telecommunication Services	19,500	493,349

			923,458
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	24,620	55,795
Netherlands 0.2%
Boskalis Westminster	Construction & Engineering	1,255	44,716
Qatar 0.4%
Qatar National Bank SAQ	Banks	2,185	93,591
Singapore 1.8%
ComfortDelGro Corp. Ltd	Road & Rail	30,000	61,828
Singapore Telecommunications Ltd	Diversified Telecommunication Services	124,000	361,055
StarHub Ltd	Wireless Telecommunication Services	16,000	40,251

			463,134
South Africa 1.3%
Coronation Fund Managers Ltd	Capital Markets	3,250	16,601
FirstRand Ltd	Diversified Financial Services	35,335	122,055
RMB Holdings Ltd	Diversified Financial Services	9,640	41,171
Sanlam Ltd	Insurance	17,100	79,337
The Spar Group Ltd	Food & Staples Retailing	2,665	37,253
Truworths International Ltd	Specialty Retail	9,445	48,766

			345,183
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	5,125	110,611
Sweden 3.4%
Atlas Copco AB, B	Machinery	7,260	198,630
Hennes & Mauritz AB, B	Specialty Retail	16,270	459,572
Skanska AB, B	Construction & Engineering	4,770	111,520
Telia Co. AB	Diversified Telecommunication Services	28,955	129,847

			899,569
Switzerland 3.9%
Novartis AG	Pharmaceuticals	6,570	517,792
Roche Holding AG	Pharmaceuticals	2,035	505,916

			1,023,708
Taiwan 0.1%
Feng Tay Enterprise Co. Ltd	Textiles, Apparel & Luxury Goods	5,600	24,833
Thailand 0.5%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	25,500	117,749
United Kingdom 16.4%
Aberdeen Asset Management PLC	Capital Markets	21,135	89,584
Admiral Group PLC	Insurance	6,270	166,885
BAE Systems PLC	Aerospace & Defense	38,745	263,728
British American Tobacco PLC	Tobacco	8,430	539,863
BT Group PLC	Diversified Telecommunication Services	78,555	396,998
GlaxoSmithKline PLC	Pharmaceuticals	24,415	521,079
ICAP PLC	Capital Markets	7,855	47,559
Marks & Spencer Group PLC	Multiline Retail	17,960	77,246
Provident Financial PLC	Consumer Finance	2,320	91,405
Relx NV	Professional Services	16,120	289,760

libertyshares.com

Semiannual Report 31

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Relx PLC	Professional Services	23,470	$446,033
Sky PLC	Media	12,685	147,312
Smiths Group PLC	Industrial Conglomerates	4,605	87,575
Tate & Lyle PLC	Food Products	5,030	48,939
Unilever NV, IDR	Personal Products	11,565	533,841
Unilever PLC	Personal Products	11,290	535,958

			4,283,765

United States 32.3%
Altria Group Inc	Tobacco	7,835	495,407
Bristol-Myers Squibb Co	Pharmaceuticals	7,085	382,023
Campbell Soup Co	Food Products	2,910	159,177
Chevron Corp	Oil, Gas & Consumable Fuels	4,990	513,571
Cincinnati Financial Corp	Insurance	1,590	119,918
Clorox Co	Household Products	3,000	375,540
Darden Restaurants Inc	Hotels, Restaurants & Leisure	1,310	80,329
E. I. du Pont de Nemours and Co	Chemicals	7,805	522,701
Eli Lilly & Co	Pharmaceuticals	6,740	540,953
H&R Block Inc	Diversified Consumer Services	3,985	92,253
Hasbro Inc	Leisure Products	810	64,257
Intel Corp	Semiconductors & Semiconductor Equipment	16,900	637,975
Johnson & Johnson	Pharmaceuticals	4,430	523,316
Kimberly-Clark Corp	Household Products	3,910	493,208
Leggett & Platt Inc	Household Durables	1,985	90,476
Lockheed Martin Corp	Aerospace & Defense	2,024	485,193
Mattel Inc	Leisure Products	4,905	148,523
Maxim Integrated Products Inc	Semiconductors & Semiconductor Equipment	4,255	169,902
McDonald’s Corp	Hotels, Restaurants & Leisure	3,865	445,866
Microchip Technology Inc	Semiconductors & Semiconductor Equipment	2,935	182,381
Paychex Inc	IT Services	6,490	375,576
Philip Morris International Inc	Tobacco	5,100	495,822
The Procter & Gamble Co	Household Products	6,210	557,348
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	2,580	99,459
Sysco Corp	Food & Staples Retailing	7,580	371,496

			8,422,670

Total Common Stocks
(Cost $25,072,512)			25,559,750

Preferred Stocks (Cost $308,319) 1.6%
Brazil 1.6%
b Itau Unibanco Holding SA, 3.692%, pfd	Banks	37,370	408,570

Total Investments
(Cost $25,380,831) 99.6%			25,968,320
Other Assets, less Liabilities 0.4%			103,135

Net Assets 100.0%			$26,071,455

See Abbreviations on page 66.
aNon-income-producing.
bRate disclosed reflects the yield at September 30, 2016.

32 Semiannual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ Global Equity ETF
Period Ended
September 30, 2016
(unaudited)[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.32
Income from investment operations[b]:
Net investment income[c]	0.26
Net realized and unrealized gains (losses)	0.88
Total from investment operations	1.14
Net asset value, end of period	$26.46

Total return[d]	4.50%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.92%
Expenses net of waiver and payments by affiliates	0.35%
Net investment income	2.96%

Supplemental data
Net assets, end of period (000’s)	$26,456
Portfolio turnover rate[f]	0.04%

aFor the period June 1, 2016 (commencement of operations) to September 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2016 (unaudited)

Franklin LibertyQ Global Equity ETF

	Industry	Shares	Value

Common Stocks 97.7%
Australia 3.7%
AGL Energy Ltd	Multi-Utilities	1,865	$27,188
Amcor Ltd	Containers & Packaging	3,875	44,925
Aristocrat Leisure Ltd	Hotels, Restaurants & Leisure	1,380	16,696
Aurizon Holdings Ltd	Road & Rail	5,050	18,163
Brambles Ltd	Commercial Services & Supplies	5,035	46,159
Caltex Australia Ltd	Oil, Gas & Consumable Fuels	435	11,401
Cimic Group Ltd	Construction & Engineering	135	2,969
Cochlear Ltd	Health Care Equipment & Supplies	225	24,276
CSL Ltd	Biotechnology	1,810	148,206
Dexus Property Group	Equity Real Estate Investment Trusts (REITs)	3,190	22,337
Domino’s Pizza Enterprises Ltd	Hotels, Restaurants & Leisure	100	5,381
Flight Centre Travel Group Ltd	Hotels, Restaurants & Leisure	195	5,429
Goodman Group	Equity Real Estate Investment Trusts (REITs)	2,790	15,543
GPT Group	Equity Real Estate Investment Trusts (REITs)	5,820	22,536
Harvey Norman Holdings Ltd	Multiline Retail	1,970	7,839
Incitec Pivot Ltd	Chemicals	4,570	9,862
James Hardie Industries PLC, CDI	Construction Materials	1,170	18,193
Medibank Private Ltd	Insurance	8,205	15,572
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	6,565	11,254
Platinum Asset Management Ltd	Capital Markets	740	2,849
Qantas Airways Ltd	Airlines	1,035	2,471
REA Group Ltd	Media	195	8,424
Scentre Group	Equity Real Estate Investment Trusts (REITs)	17,200	61,863
Sonic Healthcare Ltd	Health Care Providers & Services	1,160	19,538
Tabcorp Holdings Ltd	Hotels, Restaurants & Leisure	2,520	9,604
Tatts Group Ltd	Hotels, Restaurants & Leisure	4,780	13,351
Telstra Corp. Ltd	Diversified Telecommunication Services	16,580	65,723
TPG Telecom Ltd	Diversified Telecommunication Services	1,070	7,058
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	9,725	23,591
Wesfarmers Ltd	Food & Staples Retailing	3,580	120,816
Westfield Corp	Equity Real Estate Investment Trusts (REITs)	5,560	41,399
Woodside Petroleum Ltd	Oil, Gas & Consumable Fuels	2,415	52,892
Woolworths Ltd	Food & Staples Retailing	4,450	79,243
			982,751
Austria 0.0%†
OMV AG	Oil, Gas & Consumable Fuels	350	10,077
Belgium 0.1%
Colruyt SA	Food & Staples Retailing	255	14,145
Proximus SADP	Diversified Telecommunication Services	520	15,536

			29,681
Bermuda 0.1%
Axis Capital Holdings Ltd	Insurance	360	19,559
Brazil 0.8%
AES Tiete Energia SA	Independent Power and Renewable Electricity Producers	410	2,020
Ambev SA	Beverages	15,985	97,518
Banco do Brasil S.A	Banks	2,600	18,247
Banco Santander Brasil SA	Banks	635	4,300
BB Seguridade Participacoes SA	Insurance	2,690	24,740
CETIP SA-Mercados Organizados	Capital Markets	760	10,031
Cielo SA	IT Services	2,990	29,920
EDP-Energias do Brasil SA	Electric Utilities	1,035	4,581
Engie Brasil SA	Independent Power and Renewable Electricity Producers	515	6,103
Equatorial Energia SA	Electric Utilities	385	5,963
JBS SA	Food Products	995	3,620
Natura Cosmeticos SA	Personal Products	485	4,662

34 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Brazil (continued)
Odontoprev SA	Health Care Providers & Services	860	$3,423
Transmissora Alianca de Energia
Eletrica SA	Electric Utilities	425	2,745

			217,873

Canada 2.6%
Agrium Inc	Chemicals	355	32,103
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,200	58,053
BCE Inc	Diversified Telecommunication Services	440	20,285
Canadian Imperial Bank of Commerce	Banks	595	46,056
Canadian National Railway Co	Road & Rail	2,105	137,360
CCL Industries Inc., B	Containers & Packaging	65	12,494
CI Financial Corp	Capital Markets	760	14,555
Constellation Software Inc	Software	70	31,501
Dollarama Inc	Multiline Retail	405	31,565
Gildan Activewear Inc	Textiles, Apparel & Luxury Goods	675	18,818
H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	515	8,789
The Jean Coutu Group (PJC) Inc., A	Food & Staples Retailing	260	3,982
Linamar Corp	Auto Components	115	4,793
Magna International Inc	Auto Components	1,270	54,424
Metro Inc	Food & Staples Retailing	760	24,906
Peyto Exploration & Development Corp	Oil, Gas & Consumable Fuels	390	10,926
Potash Corp. of Saskatchewan Inc	Chemicals	2,515	40,856
RioCan REIT	Equity Real Estate Investment Trusts (REITs)	520	10,770
Rogers Communications Inc., B	Wireless Telecommunication Services	1,005	42,563
Saputo Inc	Food Products	715	24,803
Shaw Communications Inc., B	Media	1,165	23,801
Smart Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	165	4,438
TELUS Corp	Diversified Telecommunication Services	595	19,599

			677,440

Chile 0.0%†
Aguas Andinas SA, A	Water Utilities	6,000	3,847
Enersis Americas SA	Electric Utilities	29,375	4,794

			8,641
China 3.0%
AAC Technologies Holdings Inc	Electronic Equipment, Instruments & Components	2,500	25,126
Agricultural Bank of China Ltd., H	Banks	60,000	25,684
Anta Sports Products Ltd	Textiles, Apparel & Luxury Goods	5,000	13,570
Bank of China Ltd., H	Banks	225,000	102,695
Belle International Holdings Ltd	Textiles, Apparel & Luxury Goods	15,000	10,289
China Communications Services Corp.
Ltd., H	Diversified Telecommunication Services	10,000	6,253
China Construction Bank Corp., H	Banks	230,000	170,514
China Everbright Bank Co. Ltd., H	Banks	10,000	4,655
China Mobile Ltd	Wireless Telecommunication Services	17,500	211,757
China Resources Power Holdings Co. Ltd	Independent Power and Renewable Electricity Producers	10,000	17,225
China Vanke Co. Ltd., H	Real Estate Management & Development	3,000	7,775
Chongqing Changan Automobile Co.
Ltd., B	Automobiles	2,500	4,074
Chongqing Rural Commercial Bank Co.
Ltd., H	Banks	10,000	6,163
Dongfeng Motor Group Co. Ltd., H	Automobiles	10,000	9,992
Great Wall Motor Co. Ltd., H	Automobiles	10,000	9,734
Guangdong Investment Ltd	Water Utilities	10,000	15,885
Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	10,000	6,253

libertyshares.com

Semiannual Report 35

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
China (continued)
Industrial and Commercial Bank of China Ltd., H	Banks	200,000	$125,065
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	10,000	13,822
Longfor Properties Co. Ltd	Real Estate Management & Development	5,000	7,672
Sinopec Engineering Group Co. Ltd., H	Construction & Engineering	5,000	4,300
Sunac China Holdings Ltd	Real Estate Management & Development	5,000	3,597

			802,100
Czech Republic 0.1%
CEZ AS	Electric Utilities	475	8,467
Komercni Banka AS	Banks	205	7,096
O2 Czech Republic AS	Diversified Telecommunication Services	175	1,701

			17,264
Denmark 1.1%
Coloplast AS, B	Health Care Equipment & Supplies	435	33,745
Novo Nordisk A/S, B	Pharmaceuticals	4,790	199,091
Pandora A/S	Textiles, Apparel & Luxury Goods	400	48,355
a William Demant Holding AS	Health Care Equipment & Supplies	325	6,636

			287,827
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	420	15,496
Kone OYJ, B	Machinery	1,030	52,285
Neste Oil OYJ	Oil, Gas & Consumable Fuels	175	7,461
Nokian Renkaat OYJ	Auto Components	305	11,123
Orion OYJ, B	Pharmaceuticals	365	14,393

			100,758
France 0.5%
Cie Generale des Etablissements Michelin	Auto Components	535	59,198
CNP Assurances	Insurance	520	8,739
Hermes International	Textiles, Apparel & Luxury Goods	75	30,532
SCOR SE	Insurance	480	14,926
Societe BIC SA	Commercial Services & Supplies	85	12,576

			125,971
Germany 0.3%
b Covestro AG, 144A	Chemicals	115	6,802
Deutsche Lufthansa AG	Airlines	395	4,397
Hannover Rueck SE	Insurance	195	20,893
Hugo Boss AG	Textiles, Apparel & Luxury Goods	225	12,447
ProSiebenSat.1 Media SE	Media	655	28,059

			72,598
Hong Kong 1.2%
CLP Holdings Ltd	Electric Utilities	2,500	25,835
b HK Electric Investments and HK Electric Investments
Ltd., 144A	Electric Utilities	12,500	12,249
HKT Trust and HKT Ltd	Diversified Telecommunication Services	10,000	14,079
Hongkong Land Holdings Ltd	Real Estate Management & Development	2,500	17,750
Hysan Development Co. Ltd	Real Estate Management & Development	5,000	23,433
Kerry Properties Ltd	Real Estate Management & Development	2,500	8,187
Link REIT	Equity Real Estate Investment Trusts (REITs)	5,000	36,746
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	4,000	6,942
MTR Corp. Ltd	Road & Rail	5,000	27,527
New World Development Co. Ltd	Real Estate Management & Development	15,000	19,495
NWS Holdings Ltd	Industrial Conglomerates	5,000	8,342
PCCW Ltd	Diversified Telecommunication Services	15,000	9,206

36 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Hong Kong (continued)
Sands China Ltd	Hotels, Restaurants & Leisure	6,000	$26,032
Sino Biopharmaceutical Ltd	Pharmaceuticals	10,000	6,717
Sino Land Co. Ltd	Real Estate Management & Development	10,000	17,690
SJM Holdings Ltd	Hotels, Restaurants & Leisure	10,000	7,349
Swire Pacific Ltd., A	Real Estate Management & Development	2,500	26,931
Yue Yuen Industrial Holdings Ltd	Textiles, Apparel & Luxury Goods	2,500	10,315

			304,825

Hungary 0.1%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	100	6,171
OTP Bank PLC	Banks	540	14,137
Richter Gedeon Nyrt	Pharmaceuticals	380	7,696
			28,004

Indonesia 0.5%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	25,000	7,566
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,500	7,312
Matahari Department Store Tbk PT	Multiline Retail	7,000	9,909
Semen Indonesia (Persero) Tbk PT	Construction Materials	9,500	7,352
Surya Citra Media Tbk PT	Media	19,500	4,184
Telekomunikasi Indonesia Persero Tbk PT	Diversified Telecommunication Services	171,000	56,472
Unilever Indonesia Tbk PT	Household Products	5,500	18,774
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,500	7,459

			119,028

Ireland 0.1%
Paddy Power PLC	Hotels, Restaurants & Leisure	135	15,277
Ryanair Holdings PLC	Airlines	195	2,664

			17,941

Israel 0.6%
Azrieli Group Ltd	Real Estate Management & Development	115	5,042
Bezeq Israeli Telecommunication Corp. Ltd	Diversified Telecommunication Services	8,765	16,513
Israel Chemicals Ltd	Chemicals	1,335	5,195
Mizrahi Tefahot Bank Ltd	Banks	425	5,397
a Taro Pharmaceutical Industries Ltd	Pharmaceuticals	35	3,868
Teva Pharmaceutical Industries Ltd	Pharmaceuticals	2,595	124,421

			160,436

Italy 0.1%
Snam SpA	Gas Utilities	6,135	34,031

Japan 4.8%
ABC-Mart Inc	Specialty Retail	500	33,872
Astellas Pharma Inc	Pharmaceuticals	5,500	85,461
Bridgestone Corp	Auto Components	1,500	54,896
CANON Inc	Technology Hardware, Storage & Peripherals	3,000	86,609
Daito Trust Construction Co. Ltd	Real Estate Management & Development	100	15,973
Fuji Heavy Industries Ltd	Automobiles	2,000	74,162
GungHo Online Entertainment Inc	Software	2,000	4,878
Hino Motors Ltd	Machinery	1,000	10,576
Hoya Corp	Health Care Equipment & Supplies	1,000	39,876
Isuzu Motors Ltd	Automobiles	2,000	23,295
ITOCHU Corp	Trading Companies & Distributors	4,000	49,849
Japan Airlines Co. Ltd	Airlines	500	14,610
Japan Tobacco Inc	Tobacco	3,000	122,026
Kakaku.com Inc	Internet Software & Services	500	9,001
KDDI Corp	Wireless Telecommunication Services	5,500	169,185

libertyshares.com

Semiannual Report 37

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Mitsubishi Motors Corp	Automobiles	2,000	$9,263
mixi Inc	Internet Software & Services	500	17,948
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments & Components	500	64,336
Nippon Telegraph & Telephone Corp	Diversified Telecommunication Services	2,000	91,127
Nitto Denko Corp	Chemicals	500	32,124
NOK Corp	Auto Components	500	10,818
NTT DoCoMo Inc	Wireless Telecommunication Services	4,500	113,850
Oracle Corp. Japan	Software	500	28,095
Otsuka Corp	IT Services	500	23,577
Park24 Co. Ltd	Commercial Services & Supplies	500	16,195
Santen Pharmaceutical Co. Ltd	Pharmaceuticals	1,500	21,967
Sumitomo Rubber Industries Ltd	Auto Components	1,000	14,990
a Tokyo Electric Power Co. Holdings Inc	Electric Utilities	3,000	12,887
Yahoo Japan Corp	Internet Software & Services	5,000	19,849
Yokohama Rubber Co. Ltd	Auto Components	500	7,920

			1,279,215

Luxembourg 0.0%†
RTL Group SA	Media	120	9,970

Malaysia 0.3%
Astro Malaysia Holdings Bhd	Media	3,500	2,310
Berjaya Sports Toto Bhd	Hotels, Restaurants & Leisure	2,000	1,601
British American Tobacco Malaysia Bhd	Tobacco	500	5,941
Digi.com Bhd	Wireless Telecommunication Services	13,500	16,257
HAP Seng Consolidated Bhd	Industrial Conglomerates	1,500	2,793
Hartalega Holdings Bhd	Health Care Equipment & Supplies	2,500	2,805
IOI Properties Group Bhd	Real Estate Management & Development	6,000	3,613
Maxis Bhd	Wireless Telecommunication Services	4,000	5,958
Petronas Chemicals Group Bhd	Chemicals	8,500	13,668
Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	1,500	8,524
Petronas Gas Bhd	Gas Utilities	2,500	13,203
Westports Holdings Bhd	Transportation Infrastructure	4,500	4,777

			81,450

Mexico 0.2%
Arca Continental SAB de CV	Beverages	905	5,395
Gentera SAB de CV	Consumer Finance	3,370	6,077
Gruma SAB de CV, B	Food Products	535	7,048
Grupo Aeroportuario del Pacifico SAB de
CV, B	Transportation Infrastructure	1,055	10,036
Grupo Lala SAB de CV	Food Products	960	1,832
Kimberly-Clark de Mexico SAB de CV, A	Household Products	4,540	10,289
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	11,370	25,015

			65,692

Netherlands 0.3%
Aegon NV	Insurance	4,675	17,921
Boskalis Westminster	Construction & Engineering	255	9,086
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,310	52,672
			79,679

New Zealand 0.1%
Mercury NZ Ltd	Electric Utilities	1,965	4,351
Meridian Energy Ltd	Independent Power and Renewable Electricity Producers	3,610	6,826
Spark New Zealand Ltd	Diversified Telecommunication Services	7,520	19,741
			30,918

38 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Norway 0.2%
Telenor ASA	Diversified Telecommunication Services	2,125	$36,452
Yara International ASA	Chemicals	590	19,607

			56,059
Philippines 0.1%
Globe Telecom Inc	Wireless Telecommunication Services	100	4,207
PLDT Inc	Wireless Telecommunication Services	275	9,708

			13,915
Poland 0.1%
Energa SA	Electric Utilities	385	754
Eurocash SA	Food & Staples Retailing	110	1,222
PGE Polska Grupa Energetyczna SA	Electric Utilities	2,980	7,903
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	675	11,465
a Synthos SA	Chemicals	1,515	1,722
a Tauron Polska Energia SA	Electric Utilities	2,470	1,678

			24,744
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	660	11,448
Qatar 0.1%
Barwa Real Estate Co	Real Estate Management & Development	475	4,415
Doha Bank QSC	Banks	500	5,107
Industries Qatar QSC	Industrial Conglomerates	430	12,751
Qatar Electricity & Water Co. QSC	Multi-Utilities	60	3,517
Qatar Insurance Co. SAQ	Insurance	310	7,567

			33,357
Romania 0.0%†
New Europe Property Investments PLC	Real Estate Management & Development	475	5,371
Russia 1.1%
Alrosa PJSC	Metals & Mining	5,920	8,125
Gazprom PAO	Oil, Gas & Consumable Fuels	40,485	86,249
LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,610	78,110
c MegaFon PJSC, GDR, Reg S	Wireless Telecommunication Services	315	3,008
MMC Norilsk Nickel PJSC	Metals & Mining	210	32,539
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,920	14,650
c PhosAgro PJSC, GDR , Reg S	Chemicals	155	1,999
Rosneft PJSC	Oil, Gas & Consumable Fuels	3,800	20,718
Rostelecom PJSC	Diversified Telecommunication Services	2,225	2,779
RusHydro PJSC	Electric Utilities	227,965	2,823
Severstal PJSC	Metals & Mining	720	8,663
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	25,165	12,213
Tatneft PAO	Oil, Gas & Consumable Fuels	4,950	25,252

			297,128
Singapore 1.1%
Ascendas REIT	Equity Real Estate Investment Trusts (REITs)	7,000	12,938
Broadcom Ltd	Semiconductors & Semiconductor Equipment	550	94,886
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	6,500	7,580
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	7,500	11,937
ComfortDelGro Corp. Ltd	Road & Rail	7,000	14,427
Keppel Corp. Ltd	Industrial Conglomerates	3,500	13,836
Singapore Airlines Ltd	Airlines	1,000	7,708
Singapore Exchange Ltd	Capital Markets	3,500	19,022
Singapore Press Holdings Ltd	Media	5,500	15,369
Singapore Technologies Engineering Ltd	Aerospace & Defense	4,500	10,660

libertyshares.com

Semiannual Report 39

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Singapore (continued)
Singapore Telecommunications Ltd	Diversified Telecommunication Services	26,000	$75,705
StarHub Ltd	Wireless Telecommunication Services	2,000	5,031
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	5,500	6,918
Yangzijiang Shipbuilding Holdings Ltd	Machinery	8,500	4,676

			300,693

South Africa 0.7%
Brait SE	Capital Markets	735	5,905
Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs)	3,930	4,644
Life Healthcare Group Holdings Ltd	Health Care Providers & Services	2,630	7,243
Mr. Price Group Ltd	Specialty Retail	840	9,270
MTN Group Ltd	Wireless Telecommunication Services	4,980	42,538
Pick ‘N Pay Stores Ltd	Food & Staples Retailing	420	2,094
Redefine Properties Ltd	Equity Real Estate Investment Trusts (REITs)	11,760	9,775
Resilient REIT Ltd	Equity Real Estate Investment Trusts (REITs)	770	6,419
Sasol Ltd	Oil, Gas & Consumable Fuels	1,560	42,655
Sibanye Gold Ltd	Metals & Mining	1,155	4,154
The Spar Group Ltd	Food & Staples Retailing	520	7,269
Tiger Brands Ltd	Food Products	390	10,784
Truworths International Ltd	Specialty Retail	1,745	9,010
Vodacom Group Ltd	Wireless Telecommunication Services	1,270	14,236

			175,996

South Korea 2.5%
BGF Retail Co. Ltd	Food & Staples Retailing	20	3,505
Coway Co. Ltd	Household Durables	180	15,592
DGB Financial Group Inc	Banks	530	4,346
Dongbu Insurance Co. Ltd	Insurance	135	8,360
Hankook Tire Co. Ltd	Auto Components	175	9,438
Hanon Systems	Auto Components	525	5,911
Hanssem Co. Ltd	Household Durables	15	2,397
Hanwha Life Insurance Co. Ltd	Insurance	480	2,510
Hyundai Marine & Fire Insurance Co. Ltd	Insurance	190	6,254
Hyundai Mobis Co. Ltd	Auto Components	225	56,181
Hyundai Wia Corp	Auto Components	50	3,932
Industrial Bank of Korea	Banks	475	5,154
Kangwon Land Inc	Hotels, Restaurants & Leisure	375	13,381
KB Financial Group Inc	Banks	600	20,620
KEPCO Plant Service and Engineering Co. Ltd	Commercial Services & Supplies	65	3,411
Kia Motors Corp	Automobiles	920	35,210
Korea Electric Power Corp	Electric Utilities	380	18,632
KT&G Corp	Tobacco	380	43,129
Lotte Chemical Corp	Chemicals	25	6,764
NCsoft Corp	Software	40	10,732
S-1 Corp	Commercial Services & Supplies	55	5,069
S-Oil Corp	Oil, Gas & Consumable Fuels	65	4,792
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	200	290,189
SK Hynix Inc	Semiconductors & Semiconductor Equipment	1,790	65,336
SK Telecom Co. Ltd	Wireless Telecommunication Services	60	12,312

			653,157

Spain 1.2%
Banco Santander SA	Banks	34,480	152,941
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	1,635	10,126
Enagas SA	Gas Utilities	575	17,301
Endesa SA	Electric Utilities	880	18,869
Industria de Diseno Textil SA	Specialty Retail	3,275	121,455
Zardoya Otis SA	Machinery	570	5,483

			326,175

40 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Sweden 0.6%
Hennes & Mauritz AB, B	Specialty Retail	3,505	$99,004
ICA Gruppen AB	Food & Staples Retailing	220	7,275
Swedish Match AB	Tobacco	600	22,046
Telia Co. AB	Diversified Telecommunication Services	7,810	35,024

			163,349
Switzerland 2.2%
a Actelion Ltd	Biotechnology	175	30,364
EMS-Chemie Holding AG	Chemicals	30	16,139
Galenica AG	Pharmaceuticals	10	10,635
Geberit AG	Building Products	110	48,271
Kuehne & Nagel International AG	Marine	115	16,727
Partners Group Holding AG	Capital Markets	65	32,855
Roche Holding AG	Pharmaceuticals	995	247,364
a Swiss Life Holding AG	Insurance	100	25,944
a Swiss Prime Site AG	Real Estate Management & Development	220	19,336
Swiss Re AG	Insurance	1,115	100,815
Swisscom AG	Diversified Telecommunication Services	80	38,102

			586,552
Taiwan 2.7%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	5,025	12,713
Chunghwa Telecom Co. Ltd	Diversified Telecommunication Services	15,000	52,878
Far EasTone Telecommunications Co. Ltd	Wireless Telecommunication Services	5,000	11,804
Formosa Petrochemical Corp	Oil, Gas & Consumable Fuels	5,000	15,026
Foxconn Technology Co. Ltd	Technology Hardware, Storage & Peripherals	5,050	14,790
Highwealth Construction Corp	Real Estate Management & Development	5,000	7,736
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments & Components	33,000	83,170
a Inotera Memories Inc	Semiconductors & Semiconductor Equipment	10,000	8,805
Inventec Corp	Technology Hardware, Storage & Peripherals	10,000	8,167
Lite-On Technology Corp	Technology Hardware, Storage & Peripherals	10,049	14,459
Nanya Technology Corp	Semiconductors & Semiconductor Equipment	5,000	6,261
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	5,000	17,626
President Chain Store Corp	Food & Staples Retailing	5,000	39,719
Realtek Semiconductor Corp	Semiconductors & Semiconductor Equipment	5,000	16,430
a Ruentex Development Co. Ltd	Real Estate Management & Development	5,000	6,085
Ruentex Industries Ltd	Textiles, Apparel & Luxury Goods	5,000	8,039
Siliconware Precision Industries Co	Semiconductors & Semiconductor Equipment	5,000	7,497
Simplo Technology Co. Ltd	Electronic Equipment, Instruments & Components	5,000	16,430
Synnex Technology International Corp	Electronic Equipment, Instruments & Components	5,250	5,812
Taiwan Fertilizer Co. Ltd	Chemicals	5,000	6,700
Taiwan Mobile Co. Ltd	Wireless Telecommunication Services	10,000	35,890
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	50,000	291,110
Transcend Information Inc	Technology Hardware, Storage & Peripherals	5,000	14,595
Vanguard International Semiconductor Corp	Semiconductors & Semiconductor Equipment	5,000	9,347
Zhen Ding Technology Holding Ltd	Electronic Equipment, Instruments & Components	5,000	10,959

			722,048
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,000	18,471
BEC World PCL, NVDR	Media	3,500	2,222
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	1,000	5,036
Central Pattana PCL, NVDR	Real Estate Management & Development	3,500	5,884
Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	2,000	4,574
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	18,500	2,606
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	1,500	2,965

			41,758

libertyshares.com

Semiannual Report 41

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Turkey 0.2%
BIM Birlesik Magazalar AS	Food & Staples Retailing	660	$11,008
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	5,545	7,632
Ford Otomotiv Sanayi AS	Automobiles	145	1,530
TAV Havalimanlari Holding AS	Transportation Infrastructure	470	1,938
Tofas Turk Otomobil Fabrikasi AS	Automobiles	375	2,737
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	330	6,247
Turk Telekomunikasyon AS	Diversified Telecommunication Services	680	1,285
a Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	2,965	9,594

			41,971
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	9,735	7,077
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	4,380	23,850
First Gulf Bank PJSC	Banks	2,555	8,208
National Bank of Abu Dhabi PJSC	Banks	1,605	4,011

			43,146
United Kingdom 8.9%
Admiral Group PLC	Insurance	955	25,419
AstraZeneca PLC	Pharmaceuticals	3,775	245,382
BAE Systems PLC	Aerospace & Defense	9,150	62,282
The Berkeley Group Holdings PLC	Household Durables	300	10,054
British American Tobacco PLC	Tobacco	4,230	270,892
BT Group PLC	Diversified Telecommunication Services	26,005	131,423
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,365	24,451
Centrica PLC	Multi-Utilities	7,535	22,336
Coca-Cola European Partners PLC	Beverages	325	12,967
Croda International PLC	Chemicals	420	19,008
Delphi Automotive PLC	Auto Components	805	57,413
Direct Line Insurance Group PLC	Insurance	3,970	18,813
Experian PLC	Professional Services	1,390	27,879
GlaxoSmithKline PLC	Pharmaceuticals	12,265	261,767
Hargreaves Lansdown PLC	Capital Markets	895	14,800
Imperial Brands PLC	Tobacco	2,540	131,104
Intertek Group PLC	Professional Services	265	12,010
ITV PLC	Media	14,700	35,746
Marks & Spencer Group PLC	Multiline Retail	4,710	20,258
Mediclinic International PLC	Health Care Providers & Services	620	7,462
Next PLC	Multiline Retail	570	35,363
Persimmon PLC	Household Durables	1,070	25,227
Provident Financial PLC	Consumer Finance	335	13,199
Randgold Resources Ltd	Metals & Mining	140	14,158
Reckitt Benckiser Group PLC	Household Products	1,990	187,801
Relx NV	Professional Services	2,985	53,656
Relx PLC	Professional Services	3,545	67,370
Royal Mail PLC	Air Freight & Logistics	2,760	17,550
The Sage Group PLC	Software	2,770	26,555
SSE PLC	Electric Utilities	2,665	54,282
Tate & Lyle PLC	Food Products	1,475	14,351
Unilever NV, IDR	Personal Products	4,745	219,030
Unilever PLC	Personal Products	3,885	184,428
William Hill PLC	Hotels, Restaurants & Leisure	2,790	11,025
			2,335,461
United States 54.6%
3M Co	Industrial Conglomerates	1,480	260,820
AbbVie Inc	Biotechnology	2,530	159,567
Accenture PLC, A	IT Services	2,230	272,439

42 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Alliant Energy Corp	Electric Utilities	360	$13,792
Altria Group Inc	Tobacco	4,045	255,765
American Airlines Group Inc	Airlines	260	9,519
American Capital Agency Corp	Mortgage Real Estate Investment Trusts (REITs)	1,380	26,965
American Electric Power Co. Inc	Electric Utilities	685	43,984
Annaly Capital Management Inc	Mortgage Real Estate Investment Trusts (REITs)	3,305	34,703
Apple Inc	Technology Hardware, Storage & Peripherals	2,610	295,060
AT&T Inc	Diversified Telecommunication Services	6,450	261,934
Atmos Energy Corp	Gas Utilities	170	12,660
Avery Dennison Corp	Containers & Packaging	140	10,891
Bed Bath & Beyond Inc	Specialty Retail	515	22,202
Best Buy Co. Inc	Specialty Retail	785	29,971
a Biogen Inc	Biotechnology	460	143,994
The Boeing Co	Aerospace & Defense	1,865	245,695
Broadridge Financial Solutions Inc	IT Services	195	13,219
C.H. Robinson Worldwide Inc	Air Freight & Logistics	495	34,878
CA Inc	Software	940	31,095
Campbell Soup Co	Food Products	670	36,649
a Chipotle Mexican Grill Inc	Hotels, Restaurants & Leisure	90	38,115
Church & Dwight Co. Inc	Household Products	830	39,774
Cincinnati Financial Corp	Insurance	390	29,414
Cisco Systems Inc	Communications Equipment	8,940	283,577
Clorox Co	Household Products	510	63,842
Coach Inc	Textiles, Apparel & Luxury Goods	960	35,098
The Coca-Cola Co	Beverages	5,555	235,088
Colgate-Palmolive Co	Household Products	2,690	199,437
Consolidated Edison Inc	Multi-Utilities	450	33,885
Cummins Inc	Machinery	250	32,038
Darden Restaurants Inc	Hotels, Restaurants & Leisure	190	11,651
Delta Air Lines Inc	Airlines	320	12,595
Dick’s Sporting Goods Inc	Specialty Retail	270	15,314
Dollar General Corp	Multiline Retail	465	32,545
Dr. Pepper Snapple Group Inc	Beverages	595	54,329
a Edwards Lifesciences Corp	Health Care Equipment & Supplies	585	70,528
Eli Lilly & Co	Pharmaceuticals	2,845	228,340
Emerson Electric Co	Electrical Equipment	1,680	91,577
Equifax Inc	Professional Services	270	36,337
Estee Lauder Cos. Inc., Class A	Personal Products	545	48,265
Everest Re Group Ltd	Insurance	130	24,696
Exelon Corp	Electric Utilities	2,505	83,391
Expeditors International of Washington Inc	Air Freight & Logistics	460	23,699
Exxon Mobil Corp	Oil, Gas & Consumable Fuels	2,735	238,711
a F5 Networks Inc	Communications Equipment	200	24,928
Fastenal Co	Trading Companies & Distributors	705	29,455
Foot Locker Inc	Specialty Retail	465	31,490
The Gap Inc	Specialty Retail	850	18,904
Garmin Ltd	Household Durables	385	18,522
General Dynamics Corp	Aerospace & Defense	745	115,594
General Mills Inc	Food Products	1,820	116,262
General Motors Co	Automobiles	2,155	68,464
Genuine Parts Co	Distributors	440	44,198
Gilead Sciences Inc	Biotechnology	2,995	236,964
H&R Block Inc	Diversified Consumer Services	720	16,668
Hasbro Inc	Leisure Products	170	13,486
HCP Inc	Equity Real Estate Investment Trusts (REITs)	995	37,760
The Hershey Co	Food Products	515	49,234
HollyFrontier Corp	Oil, Gas & Consumable Fuels	385	9,433

libertyshares.com

Semiannual Report 43

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
The Home Depot Inc	Specialty Retail	1,910	$245,779
Hormel Foods Corp	Food Products	985	37,361
HP Inc	Technology Hardware, Storage & Peripherals	5,055	78,504
Illinois Tool Works Inc	Machinery	475	56,924
Ingredion Inc	Food Products	125	16,633
Intel Corp	Semiconductors & Semiconductor Equipment	8,290	312,947
International Business Machines Corp	IT Services	1,690	268,456
International Flavors & Fragrances Inc	Chemicals	205	29,309
Intuit Inc	Software	910	100,109
a Intuitive Surgical Inc	Health Care Equipment & Supplies	100	72,483
Iron Mountain Inc	Equity Real Estate Investment Trusts (REITs)	360	13,511
J.B. Hunt Transport Services Inc	Road & Rail	280	22,719
Johnson & Johnson	Pharmaceuticals	2,180	257,523
Kimberly-Clark Corp	Household Products	1,120	141,277
KLA-Tencor Corp	Semiconductors & Semiconductor Equipment	455	31,718
Kohl’s Corp	Multiline Retail	495	21,656
The Kroger Co	Food & Staples Retailing	2,510	74,497
L Brands Inc	Specialty Retail	620	43,877
Las Vegas Sands Corp	Hotels, Restaurants & Leisure	965	55,526
Leggett & Platt Inc	Household Durables	230	10,483
Linear Technology Corp	Semiconductors & Semiconductor Equipment	880	52,175
Lockheed Martin Corp	Aerospace & Defense	932	223,419
Lowe’s Cos. Inc	Specialty Retail	1,885	136,116
a Lululemon Athletica Inc	Textiles, Apparel & Luxury Goods	165	10,062
LyondellBasell Industries NV, A	Chemicals	1,440	116,150
Marathon Petroleum Corp	Oil, Gas & Consumable Fuels	1,485	60,276
Marsh & McLennan Cos. Inc	Insurance	1,345	90,451
Mastercard Inc., A	IT Services	2,660	270,708
Mattel Inc	Leisure Products	1,035	31,340
Maxim Integrated Products Inc	Semiconductors & Semiconductor Equipment	830	33,142
McCormick & Co. Inc	Food Products	200	19,984
McDonald’s Corp	Hotels, Restaurants & Leisure	1,955	225,529
a Mettler-Toledo International Inc	Life Sciences Tools & Services	80	33,586
a Michael Kors Holdings Ltd	Textiles, Apparel & Luxury Goods	695	32,519
Microsoft Corp	Software	4,955	285,408
Mid-America Apartment Communities Inc	Equity Real Estate Investment Trusts (REITs)	120	11,279
NIKE Inc., B	Textiles, Apparel & Luxury Goods	4,280	225,342
Nordstrom Inc	Multiline Retail	195	10,117
Northrop Grumman Corp	Aerospace & Defense	510	109,114
a O’Reilly Automotive Inc	Specialty Retail	290	81,232
Omnicom Group Inc	Media	365	31,025
Paychex Inc	IT Services	1,065	61,632
PepsiCo Inc	Beverages	2,405	261,592
Pfizer Inc	Pharmaceuticals	7,395	250,469
Philip Morris International Inc	Tobacco	2,460	239,161
Phillips 66	Oil, Gas & Consumable Fuels	1,400	112,770
Pinnacle West Capital Corp	Electric Utilities	275	20,897
Polaris Industries Inc	Leisure Products	205	15,875
The Procter & Gamble Co	Household Products	3,080	276,430
Public Service Enterprise Group Inc	Multi-Utilities	1,545	64,689
Public Storage	Equity Real Estate Investment Trusts (REITs)	530	118,264
QUALCOMM Inc	Semiconductors & Semiconductor Equipment	4,420	302,770
Raytheon Co	Aerospace & Defense	875	119,114
Realty Income Corp	Equity Real Estate Investment Trusts (REITs)	365	24,429
ResMed Inc	Health Care Equipment & Supplies	425	27,536
Robert Half International Inc	Professional Services	305	11,547
Rockwell Automation Inc	Electrical Equipment	200	24,468
Ross Stores Inc	Specialty Retail	1,500	96,450
SCANA Corp	Multi-Utilities	210	15,198

44 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Scripps Networks Interactive Inc., A	Media	210	$13,333
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	1,165	44,911
SEI Investments Co	Capital Markets	445	20,296
The Sherwin-Williams Co	Chemicals	270	74,698
Simon Property Group Inc	Equity Real Estate Investment Trusts (REITs)	910	188,379
Skyworks Solutions Inc	Semiconductors & Semiconductor Equipment	575	43,781
The Southern Co	Electric Utilities	2,450	125,685
Southwest Airlines Co	Airlines	470	18,278
Staples Inc	Speciality Retail	2,030	17,357
Starbucks Corp	Hotels, Restaurants & Leisure	4,510	244,171
Sysco Corp	Food & Staples Retailing	1,615	79,151
T. Rowe Price Group Inc	Capital Markets	775	51,538
Target Corp	Multiline Retail	855	58,721
Tesoro Corp	Oil, Gas & Consumable Fuels	175	13,923
Texas Instruments Inc	Semiconductors & Semiconductor Equipment	3,160	221,769
The TJX Cos. Inc	Specialty Retail	2,570	192,185
Total System Services Inc	IT Services	370	17,446
Tyson Foods Inc., A	Food Products	460	34,348
a Ulta Salon Cosmetics & Fragrance Inc	Specialty Retail	165	39,267
a United Continental Holdings Inc	Airlines	155	8,133
United Parcel Service Inc., B	Air Freight & Logistics	2,260	247,154
a United Therapeutics Corp	Biotechnology	135	15,941
UnitedHealth Group Inc	Health Care Providers & Services	1,945	272,300
Valero Energy Corp	Oil, Gas & Consumable Fuels	1,435	76,055
Valspar Corp	Chemicals	115	12,198
VEREIT Inc	Equity Real Estate Investment Trusts (REITs)	2,125	22,036
Verizon Communications Inc	Diversified Telecommunication Services	4,925	256,001
VF Corp	Textiles, Apparel & Luxury Goods	970	54,368
Visa Inc., A	IT Services	3,350	277,045
W.W. Grainger Inc	Trading Companies & Distributors	165	37,099
Wal-Mart Stores Inc	Food & Staples Retailing	3,545	255,665
Waste Management Inc	Commercial Services & Supplies	630	40,169
WEC Energy Group Inc	Multi-Utilities	690	41,317
Westar Energy Inc	Electric Utilities	225	12,769
Western Digital Corp	Technology Hardware, Storage & Peripherals	590	34,497
Western Union Co	IT Services	1,570	32,687
Whole Foods Market Inc	Food & Staples Retailing	485	13,750
Xcel Energy Inc	Electric Utilities	735	30,238
Xilinx Inc	Semiconductors & Semiconductor Equipment	730	39,668
Yum! Brands Inc	Hotels, Restaurants & Leisure	1,490	135,307

			14,446,601

Total Common Stocks
(Cost $24,995,543)			25,842,658

Management Investment Companies
(Cost $370,939) 1.5%
India 1.5%
iShares MSCI India ETF	Diversified Financial Services	13,395	393,947

Preferred Stocks 0.4%
Brazil 0.1%
d Braskem SA, pfd., 5.005%, A	Chemicals	385	2,976
d Companhia Energetica de Minas Gerais, 5.872%, pfd	Electric Utilities	2,740	7,236
d Companhia Paranaense de Energia, 3.731%, pfd	Electric Utilities	375	3,882
d Itausa-Investimentos Itau SA, 4.933%, pfd	Banks	5,850	15,017

			29,111

libertyshares.com

Semiannual Report 45

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Preferred Stocks (continued)
Germany 0.0%†
d Fuchs Petrolub SE, 2.019%, pfd	Chemicals	220	$10,040
Russia 0.1%
d Surgutneftegas OAO, 23.862%, pfd	Oil, Gas & Consumable Fuels	31,665	14,571
d Transneft PJSC, 0.609%, pfd	Oil, Gas & Consumable Fuels	5	10,719
			25,290
South Korea 0.2%
d Hyundai Motor Co., 4.03%, pfd	Automobiles	75	6,844
d Hyundai Motor Co., 3.886%, pfd., 2	Automobiles	110	10,537
d LG Chem Ltd., 2.766%, pfd	Chemicals	15	2,240
d Samsung Electronics Co. Ltd., 1.632%, pfd	Technology Hardware, Storage & Peripherals	35	40,995
			60,616
Total Preferred Stocks (Cost $113,276)			125,057
Total Investments
(Cost $25,479,758) 99.6%			26,361,662
Other Assets, less Liabilities 0.4%			94,679
Net Assets 100.0%			$26,456,341

See Abbreviations on page 66.
†Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $19,051, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2016, the aggregate value of these securities was $5,007, representing less than 0.1% of net assets.
dRate disclosed reflects the yield at September 30, 2016.

46 Semiannual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ International Equity Hedged ETF
Period Ended
September 30, 2016
(unaudited)[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.45
Income from investment operations[b]:
Net investment income[c]	0.23
Net realized and unrealized gains (losses)	0.13
Total from investment operations	0.36
Net asset value, end of period	$25.81

Total return[d]	1.41%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.98%
Expenses net of waiver and payments by affiliates	0.40%
Net investment income	2.66%

Supplemental data
Net assets, end of period (000’s)	$25,810
Portfolio turnover rate[f]	1.56%

aFor the period June 1, 2016 (commencement of operations) to September 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 47

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2016 (unaudited)

Franklin LibertyQ International Equity Hedged ETF

	Industry	Shares	Value

Common Stocks 99.6%
Australia 14.5%
AGL Energy Ltd	Multi-Utilities	5,490	$80,033
Amcor Ltd	Containers & Packaging	12,430	144,108
Aristocrat Leisure Ltd	Hotels, Restaurants & Leisure	4,590	55,533
Aurizon Holdings Ltd	Road & Rail	15,640	56,252
Brambles Ltd	Commercial Services & Supplies	16,230	148,792
Caltex Australia Ltd	Oil, Gas & Consumable Fuels	1,420	37,218
Cimic Group Ltd	Construction & Engineering	530	11,656
Coca-Cola Amatil Ltd	Beverages	2,810	22,041
Cochlear Ltd	Health Care Equipment & Supplies	735	79,301
CSL Ltd	Biotechnology	5,695	466,317
Dexus Property Group	Equity Real Estate Investment Trusts (REITs)	9,115	63,824
Domino’s Pizza Enterprises Ltd	Hotels, Restaurants & Leisure	305	16,413
Flight Centre Travel Group Ltd	Hotels, Restaurants & Leisure	615	17,121
Goodman Group	Equity Real Estate Investment Trusts (REITs)	13,895	77,409
GPT Group	Equity Real Estate Investment Trusts (REITs)	16,830	65,169
Harvey Norman Holdings Ltd	Multiline Retail	5,740	22,841
Incitec Pivot Ltd	Chemicals	13,930	30,061
James Hardie Industries PLC, CDI	Construction Materials	3,500	54,425
Medibank Private Ltd	Insurance	26,170	49,666
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	17,960	30,786
Orica Ltd	Chemicals	3,345	38,908
Platinum Asset Management Ltd	Capital Markets	2,430	9,354
Qantas Airways Ltd	Airlines	4,330	10,338
REA Group Ltd	Media	640	27,647
Scentre Group	Equity Real Estate Investment Trusts (REITs)	52,195	187,729
Sonic Healthcare Ltd	Health Care Providers & Services	3,575	60,214
Stockland	Equity Real Estate Investment Trusts (REITs)	19,280	70,229
Tabcorp Holdings Ltd	Hotels, Restaurants & Leisure	7,285	27,763
Tatts Group Ltd	Hotels, Restaurants & Leisure	13,225	36,940
Telstra Corp. Ltd	Diversified Telecommunication Services	53,970	213,937
TPG Telecom Ltd	Diversified Telecommunication Services	3,175	20,944
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	26,270	63,727
Wesfarmers Ltd	Food & Staples Retailing	11,130	375,610
Westfield Corp	Equity Real Estate Investment Trusts (REITs)	17,115	127,436
Westpac Banking Corp	Banks	23,235	524,705
Woodside Petroleum Ltd	Oil, Gas & Consumable Fuels	7,395	161,961
Woolworths Ltd	Food & Staples Retailing	14,035	249,926
			3,736,334

Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	1,215	34,982

Belgium 0.5%
Ageas	Insurance	1,195	43,599
Colruyt SA	Food & Staples Retailing	655	36,333
Proximus SADP	Diversified Telecommunication Services	1,405	41,976

			121,908

Denmark 2.7%
Coloplast AS, B	Health Care Equipment & Supplies	1,325	102,785
Novo Nordisk A/S, B	Pharmaceuticals	9,650	401,091
Pandora A/S	Textiles, Apparel & Luxury Goods	1,190	143,857
Tryg A/S	Insurance	975	19,571
a William Demant Holding AS	Health Care Equipment & Supplies	850	17,357

			684,661

Finland 1.2%
Elisa OYJ	Diversified Telecommunication Services	1,325	48,885

48 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Finland (continued)
Kone OYJ, B	Machinery	3,335	$169,291
Neste Oil OYJ	Oil, Gas & Consumable Fuels	610	26,008
Nokian Renkaat OYJ	Auto Components	900	32,821
Orion OYJ, B	Pharmaceuticals	1,135	44,758

			321,763

France 2.9%
AXA SA	Insurance	14,515	308,949
Cie Generale des Etablissements Michelin	Auto Components	1,640	181,465
CNP Assurances	Insurance	1,535	25,798
Gecina SA	Equity Real Estate Investment Trusts (REITs)	200	31,500
Hermes International	Textiles, Apparel & Luxury Goods	200	81,419
SCOR SE	Insurance	1,425	44,311
Societe BIC SA	Commercial Services & Supplies	245	36,247
Thales SA	Aerospace & Defense	470	43,306

			752,995

Germany 3.5%
Allianz SE	Insurance	2,945	437,197
b Covestro AG, 144A	Chemicals	370	21,884
Deutsche Lufthansa AG	Airlines	1,395	15,528
Hannover Rueck SE	Insurance	525	56,250
Hugo Boss AG	Textiles, Apparel & Luxury Goods	730	40,383
Muenchener Rueckversicherungs-Gesellschaft
Aktiengesell schaft in Muenchen	Insurance	1,250	233,189
ProSiebenSat.1 Media SE	Media	2,100	89,962

			894,393

Hong Kong 4.6%
Cheung Kong Infrastructure Holdings Ltd	Electric Utilities	5,000	42,999
CLP Holdings Ltd	Electric Utilities	7,500	77,505
Hang Lung Properties Ltd	Real Estate Management & Development	15,000	33,729
b HK Electric Investments and HK Electric Investments
Ltd., 144A	Electric Utilities	25,000	24,497
HKT Trust and HKT Ltd	Diversified Telecommunication Services	20,000	28,159
Hongkong Land Holdings Ltd	Real Estate Management & Development	6,000	42,600
Hysan Development Co. Ltd	Real Estate Management & Development	10,000	46,867
Kerry Properties Ltd	Real Estate Management & Development	7,500	24,562
Li & Fung Ltd	Textiles, Apparel & Luxury Goods	50,000	25,593
Link REIT	Equity Real Estate Investment Trusts (REITs)	17,500	128,611
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	10,000	17,354
MTR Corp. Ltd	Road & Rail	12,500	68,818
New World Development Co. Ltd	Real Estate Management & Development	55,000	71,481
NWS Holdings Ltd	Industrial Conglomerates	20,000	33,368
PCCW Ltd	Diversified Telecommunication Services	40,000	24,549
Power Assets Holdings Ltd	Electric Utilities	12,500	121,842
Sands China Ltd	Hotels, Restaurants & Leisure	24,000	104,127
Sino Land Co. Ltd	Real Estate Management & Development	20,000	35,379
SJM Holdings Ltd	Hotels, Restaurants & Leisure	25,000	18,373
Swire Pacific Ltd., A	Real Estate Management & Development	5,000	53,862
Swire Properties Ltd	Real Estate Management & Development	8,000	23,414
The Wharf Holdings Ltd	Real Estate Management & Development	10,000	72,783
Wheelock and Co. Ltd	Real Estate Management & Development	5,000	29,494
Yue Yuen Industrial Holdings Ltd	Textiles, Apparel & Luxury Goods	7,500	30,944

			1,180,910

libertyshares.com

Semiannual Report 49

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Ireland 0.2%
Paddy Power PLC	Hotels, Restaurants & Leisure	480	$54,320
Ryanair Holdings PLC	Airlines	765	10,450

			64,770

Israel 2.1%
Azrieli Group Ltd	Real Estate Management & Development	280	12,276
Bank Hapoalim B.M	Banks	7,130	40,400
Bezeq Israeli Telecommunication Corp. Ltd	Diversified Telecommunication Services	29,760	56,068
Israel Chemicals Ltd	Chemicals	4,360	16,965
Mizrahi Tefahot Bank Ltd	Banks	965	12,255
a Taro Pharmaceutical Industries Ltd	Pharmaceuticals	105	11,604
Teva Pharmaceutical Industries Ltd	Pharmaceuticals	8,010	384,051

			533,619

Italy 0.5%
Snam SpA	Gas Utilities	19,935	110,581
UnipolSai SpA	Insurance	8,345	13,580

			124,161

Japan 18.9%
ABC-Mart Inc	Specialty Retail	500	33,872
Asahi Kasei Corp	Chemicals	10,000	79,080
Astellas Pharma Inc	Pharmaceuticals	17,000	264,153
Bridgestone Corp	Auto Components	5,500	201,284
CANON Inc	Technology Hardware, Storage & Peripherals	9,500	274,263
Daito Trust Construction Co. Ltd	Real Estate Management & Development	800	127,784
FamilyMart UNY Holdings Co. Ltd	Food & Staples Retailing	500	33,279
Fuji Heavy Industries Ltd	Automobiles	6,500	241,026
GungHo Online Entertainment Inc	Software	6,500	15,854
Hino Motors Ltd	Machinery	2,500	26,441
Hitachi Metals Ltd	Metals & Mining	2,000	24,332
Hoya Corp	Health Care Equipment & Supplies	3,500	139,564
Isuzu Motors Ltd	Automobiles	5,000	58,238
ITOCHU Corp	Trading Companies & Distributors	13,000	162,011
Japan Airlines Co. Ltd	Airlines	1,500	43,831
Japan Tobacco Inc	Tobacco	10,000	406,755
Kakaku.com Inc	Internet Software & Services	1,500	27,003
KAO Corp	Personal Products	4,000	224,796
KDDI Corp	Wireless Telecommunication Services	17,000	522,935
Lawson Inc	Food & Staples Retailing	500	39,352
M3 Inc	Health Care Technology	1,500	50,955
Mitsubishi Gas Chemical Co. Inc	Chemicals	2,500	35,575
Mitsubishi Motors Corp	Automobiles	7,000	32,420
Mitsubishi Tanabe Pharma Corp	Pharmaceuticals	2,000	42,562
mixi Inc	Internet Software & Services	500	17,948
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments & Components	1,500	193,008
Nippon Telegraph & Telephone Corp	Diversified Telecommunication Services	6,500	296,164
Nitori Co. Ltd	Specialty Retail	700	83,296
Nitto Denko Corp	Chemicals	1,100	70,672
NOK Corp	Auto Components	1,000	21,636
NTT DoCoMo Inc	Wireless Telecommunication Services	13,500	341,549
OBIC Co. Ltd	IT Services	500	26,416
Oracle Corp. Japan	Software	500	28,095
Otsuka Corp	IT Services	500	23,577
Otsuka Holdings Co. Ltd	Pharmaceuticals	3,000	135,950
Park24 Co. Ltd	Commercial Services & Supplies	1,000	32,390
Santen Pharmaceutical Co. Ltd	Pharmaceuticals	3,000	43,934

50 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Shimamura Co. Ltd	Specialty Retail	200	$24,214
SHIMANO Inc	Leisure Products	500	73,668
Shionogi & Co. Ltd	Pharmaceuticals	2,500	127,191
Start Today Co. Ltd	Internet & Catalog Retail	1,500	25,626
Sumitomo Rubber Industries Ltd	Auto Components	2,000	29,981
a Tokyo Electric Power Co. Holdings Inc	Electric Utilities	10,500	45,104
Trend Micro Inc	Software	1,000	34,662
USS Co. Ltd	Specialty Retail	2,000	33,536
Yahoo Japan Corp	Internet Software & Services	12,000	47,637
Yokohama Rubber Co. Ltd	Auto Components	1,500	23,759

			4,887,378

Luxembourg 0.1%
RTL Group SA	Media	380	31,571

Netherlands 0.9%
Aegon NV	Insurance	13,700	52,516
Boskalis Westminster	Construction & Engineering	700	24,941
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	7,000	159,613

			237,070

New Zealand 0.6%
Fletcher Building Ltd	Construction Materials	5,830	45,491
Mercury NZ Ltd	Electric Utilities	5,160	11,426
Meridian Energy Ltd	Independent Power and Renewable Electricity Producers	12,825	24,248
Ryman Healthcare Ltd	Health Care Providers & Services	2,980	20,869
Spark New Zealand Ltd	Diversified Telecommunication Services	24,185	63,490

			165,524

Norway 0.7%
Telenor ASA	Diversified Telecommunication Services	6,705	115,018
Yara International ASA	Chemicals	1,770	58,820

			173,838

Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	2,030	35,212
Singapore 2.5%
Ascendas REIT	Equity Real Estate Investment Trusts (REITs)	20,000	36,965
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	17,500	20,408
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	22,000	35,014
ComfortDelGro Corp. Ltd	Road & Rail	20,500	42,249
Jardine Cycle & Carriage Ltd	Distributors	1,000	31,413
Keppel Corp. Ltd	Industrial Conglomerates	13,000	51,392
Singapore Airlines Ltd	Airlines	2,500	19,271
Singapore Exchange Ltd	Capital Markets	10,500	57,065
Singapore Press Holdings Ltd	Media	14,500	40,519
Singapore Technologies Engineering Ltd	Aerospace & Defense	14,000	33,166
Singapore Telecommunications Ltd	Diversified Telecommunication Services	81,000	235,850
StarHub Ltd	Wireless Telecommunication Services	8,500	21,383
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	17,000	21,383
Yangzijiang Shipbuilding Holdings Ltd	Machinery	22,500	12,377

			658,455

Spain 4.7%
Abertis Infraestructuras SA	Transportation Infrastructure	2,710	42,211
Amadeus IT Group SA, A	IT Services	1,950	97,452
Banco Santander SA	Banks	105,905	469,756

libertyshares.com

Semiannual Report 51

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Spain (continued)
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	5,330	$33,010
Enagas SA	Gas Utilities	1,760	52,958
Endesa SA	Electric Utilities	2,895	62,075
Industria de Diseno Textil SA	Specialty Retail	9,830	364,550
Red Electrica Corp. SA	Electric Utilities	3,595	77,589
Zardoya Otis SA	Machinery	1,680	16,161

			1,215,762

Sweden 2.4%
Atlas Copco AB, B	Machinery	3,235	88,508
Hennes & Mauritz AB, B	Specialty Retail	10,360	292,635
ICA Gruppen AB	Food & Staples Retailing	600	19,840
Skanska AB, B	Construction & Engineering	1,580	36,939
Swedish Match AB	Tobacco	1,900	69,814
Telia Co. AB	Diversified Telecommunication Services	23,335	104,645
			612,381

Switzerland 9.2%
a Actelion Ltd	Biotechnology	590	102,370
EMS-Chemie Holding AG	Chemicals	85	45,727
Galenica AG	Pharmaceuticals	25	26,589
Geberit AG	Building Products	340	149,202
Kuehne & Nagel International AG	Marine	385	55,999
Nestle SA	Food Products	6,885	543,683
Partners Group Holding AG	Capital Markets	185	93,511
Roche Holding AG	Pharmaceuticals	2,050	509,645
a Swiss Life Holding AG	Insurance	250	64,860
a Swiss Prime Site AG	Real Estate Management & Development	575	50,536
Swiss Re AG	Insurance	3,275	296,115
Swisscom AG	Diversified Telecommunication Services	215	102,399
a Zurich Insurance Group AG	Insurance	1,280	330,101

			2,370,737

United Kingdom 26.7%
Admiral Group PLC	Insurance	2,875	76,522
Aggreko PLC	Commercial Services & Supplies	1,990	24,648
AstraZeneca PLC	Pharmaceuticals	9,040	587,618
BAE Systems PLC	Aerospace & Defense	28,940	196,988
Barratt Developments PLC	Household Durables	6,660	42,764
The Berkeley Group Holdings PLC	Household Durables	970	32,509
British American Tobacco PLC	Tobacco	8,440	540,503
BT Group PLC	Diversified Telecommunication Services	79,430	401,420
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,200	75,235
Centrica PLC	Multi-Utilities	26,750	79,295
Compass Group PLC	Hotels, Restaurants & Leisure	13,410	260,423
Croda International PLC	Chemicals	1,205	54,535
Direct Line Insurance Group PLC	Insurance	11,705	55,467
Experian PLC	Professional Services	7,770	155,839
GKN PLC	Auto Components	7,910	32,911
GlaxoSmithKline PLC	Pharmaceuticals	24,495	522,786
Hargreaves Lansdown PLC	Capital Markets	2,975	49,195
IMI PLC	Machinery	2,155	30,065
Imperial Brands PLC	Tobacco	7,940	409,829
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	845	34,905
Intertek Group PLC	Professional Services	825	37,391
ITV PLC	Media	46,585	113,282
J Sainsbury PLC	Food & Staples Retailing	12,250	39,113

52 Semiannual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Kingfisher PLC	Specialty Retail	15,075	$73,806
Marks & Spencer Group PLC	Multiline Retail	14,605	62,816
Mediclinic International PLC	Health Care Providers & Services	1,960	23,589
Mondi PLC	Paper & Forest Products	1,680	35,419
Next PLC	Multiline Retail	1,705	105,779
Persimmon PLC	Household Durables	3,180	74,974
Provident Financial PLC	Consumer Finance	1,025	40,384
Randgold Resources Ltd	Metals & Mining	435	43,990
Reckitt Benckiser Group PLC	Household Products	5,105	481,771
Relx NV	Professional Services	9,305	167,259
Relx PLC	Professional Services	11,130	211,519
Rio Tinto Ltd	Metals & Mining	3,540	139,811
Royal Mail PLC	Air Freight & Logistics	8,580	54,557
The Sage Group PLC	Software	9,485	90,929
SSE PLC	Electric Utilities	8,930	181,889
Tate & Lyle PLC	Food Products	4,345	42,275
Taylor Wimpey PLC	Household Durables	14,740	29,506
Unilever NV, IDR	Personal Products	11,660	538,227
Unilever PLC	Personal Products	11,350	538,807
William Hill PLC	Hotels, Restaurants & Leisure	8,265	32,660
William Morrison Supermarkets PLC	Food & Staples Retailing	17,450	49,393

			6,872,603

Total Common Stocks (Cost $25,532,343)			25,711,027

Preferred Stocks (Cost $24,024) 0.1%
Germany 0.1%
c Fuchs Petrolub SE, 2.019%, pfd	Chemicals	590	26,926

Total Investments (Cost $25,556,367) 99.7%			25,737,953
Other Assets, less Liabilities 0.3%			72,341

Net Assets 100.0%			$25,810,294

aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $46,381, representing 0.2% of net assets.
cRate disclosed reflects the yield at September 30, 2016.

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	5,208,234	$3,985,905	10/04/16	$—	$(303)
Australian Dollar	MSCO	Sell	5,208,234	3,911,319	10/04/16	—	(74,283)
British Pound	MSCO	Buy	4,717,108	6,127,829	10/04/16	—	(307)
British Pound	MSCO	Sell	4,717,108	6,182,545	10/04/16	55,023	—
Danish Krone	MSCO	Buy	4,958,612	748,362	10/04/16	—	—
Danish Krone	MSCO	Sell	4,958,612	743,039	10/04/16	—	(5,323)
Euro	MSCO	Buy	4,068,309	4,571,737	10/04/16	229	—
Euro	MSCO	Sell	4,068,309	4,537,118	10/04/16	—	(34,848)
Hong Kong Dollar	MSCO	Buy	8,781,801	1,132,153	10/04/16	113	—
Hong Kong Dollar	MSCO	Sell	8,781,801	1,132,401	10/04/16	135	—
Japanese Yen	MSCO	Buy	493,985,326	4,877,901	10/04/16	244	—
Japanese Yen	MSCO	Sell	493,985,326	4,782,980	10/04/16	—	(95,165)

libertyshares.com

Semiannual Report 53

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
New Zealand Dollar	MSCO	Buy	234,485	$170,526	10/04/16	$—	$(9)
New Zealand Dollar	MSCO	Sell	234,485	169,871	10/04/16	—	(646)
Norwegian Krone	MSCO	Buy	1,501,245	187,836	10/04/16	—	—
Norwegian Krone	MSCO	Sell	1,501,245	179,992	10/04/16	—	(7,844)
Singapore Dollar	MSCO	Buy	933,210	684,516	10/04/16	—	(68)
Singapore Dollar	MSCO	Sell	933,210	684,605	10/04/16	157	—
Swedish Krona	MSCO	Buy	5,456,066	636,840	10/04/16	—	—
Swedish Krona	MSCO	Sell	5,456,066	637,213	10/04/16	373	—
Swiss Franc	MSCO	Buy	2,299,409	2,371,873	10/04/16	119	—
Swiss Franc	MSCO	Sell	2,299,409	2,344,710	10/04/16	—	(27,282)
Israeli Shekel	MSCO	Buy	2,069,843	551,700	10/05/16	—	(51)
Israeli Shekel	MSCO	Sell	2,069,843	547,457	10/05/16	—	(4,192)
Australian Dollar	MSCO	Sell	5,062,764	3,872,094	11/02/16	169	—
British Pound	MSCO	Sell	4,670,039	6,070,327	11/02/16	180	—
Danish Krone	MSCO	Sell	4,694,150	709,434	11/02/16	—	(1)
Euro	MSCO	Sell	4,082,153	4,593,601	11/02/16	—	(297)
Hong Kong Dollar	MSCO	Sell	9,042,400	1,166,056	11/02/16	—	(141)
Israeli Shekel	MSCO	Sell	1,996,737	532,497	11/02/16	45	—
Japanese Yen	MSCO	Sell	499,440,450	4,937,619	11/02/16	—	(297)
New Zealand Dollar	MSCO	Sell	227,010	164,891	11/02/16	7	—
Norwegian Krone	MSCO	Sell	1,390,021	173,934	11/02/16	—	(3)
Singapore Dollar	MSCO	Sell	897,337	658,333	11/02/16	46	—
Swedish Krona	MSCO	Sell	5,309,203	620,592	11/02/16	—	(11)
Swiss Franc	MSCO	Sell	2,314,963	2,391,944	11/02/16	—	(175)
Total Forward Exchange Contracts						$56,840	$(251,246)
Net unrealized appreciation (depreciation)						$(194,406)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 66.

54 Semiannual Report | The accompanying notes are an integral part of these financial statements. libertyshares.com

			FRANKLIN TEMPLETON ETF TRUST
Financial Statements

Statements of Assets and Liabilities
September 30, 2016 (unaudited)

	Franklin			Franklin
	LibertyQ			LibertyQ
	Emerging	Franklin	Franklin	International
	Markets	LibertyQ Global	LibertyQ Global	Equity
	ETF	Dividend ETF	Equity ETF	Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$59,759,634	$25,380,831	$25,479,758	$25,556,367
Value – Unaffiliated issuers	$61,313,534	$25,968,320	$26,361,662	$25,737,953
Cash	—	12,159	29,919	55,868
Foreign currency, at value (cost $5,207,137, $58,928,
$61,831 and $80,069, respectively)	5,208,384	58,817	61,938	80,104
Receivables:
Investment securities sold	—	—	—	97,769
Capital shares sold	28,777,396	—	—	—
Dividends	33,485	78,900	47,469	78,551
Affiliates	—	2,422	4,516	3,618
Unrealized appreciation on OTC forward
exchange contracts	—	—	—	56,840
Total assets	95,332,799	26,120,618	26,505,504	26,110,703
Liabilities:
Payables:
Investment securities purchased	33,717,277	—	—	—
Management fees	21	—	—	—
Transfer agent fees	11,847	11,847	11,847	11,847
Trustees’ fees and expenses	4,792	4,792	4,792	4,792
Custody fees	5,018	2,209	2,209	2,209
Professional fees	20,965	20,965	20,965	20,965
Reports to shareholders	3,494	3,494	3,494	3,494
Unrealized depreciation on OTC forward
exchange contracts	—	—	—	251,246
Accrued expenses and other liabilities	5,856	5,856	5,856	5,856
Total liabilities	33,769,270	49,163	49,163	300,409
Net assets, at value	$61,563,529	$26,071,455	$26,456,341	$25,810,294
Net assets consist of:
Paid-in capital	$59,643,020	$25,431,686	$25,326,438	$25,447,822
Undistributed net investment income	392,746	60,876	256,089	225,096
Net unrealized appreciation (depreciation)	1,569,814	587,280	882,042	(12,816)
Accumulated net realized gain (loss)	(42,051)	(8,387)	(8,228)	150,192
Net assets, at value	$61,563,529	$26,071,455	$26,456,341	$25,810,294
Shares outstanding	2,200,000	1,000,000	1,000,000	1,000,000
Net asset value per share	$27.98	$26.07	$26.46	$25.81

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 55

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the period ended September 30, 2016 (unaudited)[a]

				Franklin
	Franklin			LibertyQ
	LibertyQ	Franklin	Franklin	International
	Emerging	LibertyQ Global	LibertyQ Global	Equity
	Markets ETF	Dividend ETF	Equity ETF	Hedged ETF
Investment income:
Dividends (net of foreign taxes of $69,618, $16,646,
$18,389 and $15,520, respectively)	$442,632	$309,203	$286,397	$258,958
Expenses:
Management fees (Note 3a)	49,886	38,963	30,308	33,862
Transfer agent fees	11,847	11,847	11,847	11,847
Custodian fees	5,018	2,209	2,209	2,209
Reports to shareholders	3,494	3,494	3,494	3,494
Professional fees	20,965	20,965	20,965	20,965
Trustees’ fees and expenses	4,792	4,792	4,792	4,792
Other	5,856	5,856	5,856	5,856
Total expenses	101,858	88,126	79,471	83,025
Expenses waived/paid by affiliates (Note 3c)	(51,972)	(49,163)	(49,163)	(49,163)
Net expenses	49,886	38,963	30,308	33,862
Net investment income	392,746	270,240	256,089	225,096
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	226	(7,925)	(3,710)	(29,917)
Foreign currency transactions	(42,277)	(462)	(4,518)	180,109
Net realized gain (loss)	(42,051)	(8,387)	(8,228)	150,192
Net change in unrealized appreciation (depreciation) on:
Investments	1,553,900	587,489	881,904	181,586
Translation of other assets and liabilities denominated
in foreign currencies	15,914	(209)	138	(194,402)
Net change in unrealized
appreciation (depreciation)	1,569,814	587,280	882,042	(12,816)
Net realized and unrealized gain (loss)	1,527,763	578,893	873,814	137,376
Net increase (decrease) in net assets resulting
from operations	$1,920,509	$849,133	$1,129,903	$362,472

[a]For the period June 1, 2016 (commencement of operations) to September 30, 2016.

56 Semiannual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

				Franklin
	Franklin			LibertyQ
	LibertyQ	Franklin	Franklin	International
	Emerging	LibertyQ Global	LibertyQ Global	Equity
	Markets ETF	Dividend ETF	Equity ETF	Hedged ETF
	Period Ended September 30, 2016 (unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$392,746	$270,240	$256,089	$225,096
Net realized gain (loss)	(42,051)	(8,387)	(8,228)	150,192
Net change in unrealized appreciation (depreciation)	1,569,814	587,280	882,042	(12,816)
Net increase (decrease) in net assets resulting
from operations	1,920,509	849,133	1,129,903	362,472
Distributions to shareholders from net
investment income	—	(209,364)	—	—
Capital share transactions: (Note 2)	59,643,020	25,431,686	25,326,438	25,447,822
Net increase (decrease) in net assets	61,563,529	26,071,455	26,456,341	25,810,294
Net assets:
Beginning of period	—	—	—	—
End of period	$61,563,529	$26,071,455	$26,456,341	$25,810,294
Undistributed net investment income included in net
assets, end of period	$392,746	$60,876	$256,089	$225,096

aFor the period June 1, 2016 (commencement of operations) to September 30, 2016.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 57

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of five separate funds (Funds), four of which are included in this report and the financial statements of the remaining fund is presented separately, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective June 1, 2016, the Trust began offering shares of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF. The Trust had no operations prior to its effective date June 1, 2016, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (the “SEC”), and the sale and issuance of 4,000 shares of the Franklin LibertyQ Global Equity ETF to Franklin Resources, Inc. in exchange for a contribution of $100,000. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally,

58 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

libertyshares.com

Semiannual Report 59

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in blocks of 200,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts

60 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2016, all Creation Unit transactions were made in-kind.

Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

	Standard Creation/	Maximum Additional
	Redemption	Charge for
Fund	Transaction Fee	Creations/Redemption[a]
Franklin LibertyQ Emerging Markets ETF	$3,500	5%
Franklin LibertyQ Global Dividend ETF	$1,250	3%
Franklin LibertyQ Global Equity ETF	$5,000	3%
Franklin LibertyQ International Equity Hedged ETF	$2,500	3%

[a]As a percentage of the net asset value per Creation Unit.

At September 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ		Franklin LibertyQ
	Emerging Markets ETF		Global Dividend ETF
	Shares	Amount	Shares	Amount
Period September 30, 2016[a]
Shares sold	2,200,000	$59,643,020	1,000,000	$25,431,686
Net increase (decrease)	2,200,000	$59,643,020	1,000,000	$25,431,686
			Franklin LibertyQ
	Franklin LibertyQ		International Equity
	Global Equity ETF		Hedged ETF
	Shares	Amount	Shares	Amount
Period September 30, 2016[a]
Shares sold	1,000,000	$25,326,438	1,000,000	$25,447,822
Net increase (decrease)	1,000,000	$25,326,438	1,000,000	$25,447,822

[a]For the period June 1, 2016 (commencement of operations) to September 30, 2016.

libertyshares.com

Semiannual Report 61

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.55%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, Franklin LibertyQ International Equity Hedged ETF so that the expenses (excluding acquired fund fees and expenses) for each of the Funds does not exceed 0.55%, 0.45%, 0.35%, and 0.40%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until May 31, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4. Income Taxes

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

				Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF

Cost of investments	$59,759,634	$25,380,831	$25,479,758	$25,556,367

Unrealized appreciation	$2,320,732	$1,243,991	$1,455,787	$1,126,501
Unrealized depreciation	(766,832)	(656,502)	(573,883)	(944,915)
Net unrealized appreciation
(depreciation)	$1,553,900	$587,489	$881,904	$181,586

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

62 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended September 30, 2016, were as follows:

Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF

Purchases	$28,127,453	$1,073,135	$1,905,154	$595,239
Sales	$—	$174,099	$10,057	$401,340

In-kind transactions associated with creation and redemptions for the period ended September 30, 2016, were as follows:

Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF

Cost of Securities Received	$31,632,181	$24,489,721	$23,588,604	$25,393,017
Value of Securities Delivered	$—	$—	$—	$—

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Other Derivative Information

At September 30, 2016, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statements of Assets and		Statements of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Franklin LibertyQ International Equity
Hedged ETF
Foreign exchange contracts	Unrealized appreciation on	$56,840	Unrealized depreciation on	$251,246
	OTC forward exchange		OTC forward exchange
	contracts		contracts

For the period ended September 30, 2016, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Statements of	Gain (Loss)		Statements of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period		Operations Locations	for the Period
Franklin LibertyQ International
Equity Hedged ETF
	Net realized gain (loss) from:			Net change in unrealized
appreciation (depreciation) on:
	Foreign currency	$180,957	[a]	Translation of other assets	$(194,406)[a]
	transactions			and liabilities denominated
in foreign currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

libertyshares.com

Semiannual Report 63

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

For the period ended September 30, 2016, the average month end fair value of derivatives represented 1.1% of average month end net assets. The average month end number of open derivative contracts for the period was 21.

At September 30, 2016, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statements of
	Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Derivatives
Forward Exchange Contracts	$56,840	$251,246

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2016, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

Amounts Not Offset in the
Statements of Assets and Liabilities

Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statements of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	less than zero)
Franklin LibertyQ
International Equity Hedged
ETF
Counterparty
MSCO	$56,840	$(56,840)	$ —	$ —	$ —

At September 30, 2016, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

Amounts Not Offset in the
Statements of Assets and Liabilities

Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statements of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged	less than zero)
Franklin LibertyQ
International Equity Hedged
ETF
Counterparty
MSCO	$251,246	$(56,840)	$ —	$ —	$194,406

See note 1(c) regarding derivative financial instruments.

64 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$61,313,534	$—	$ —	$61,313,534

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$25,968,320	$—	$ —	$25,968,320

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$26,361,662	$—	$ —	$26,361,662

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$25,737,953	$—	$ —	$25,737,953
Other Financial Instruments:
Forward Exchange Contracts	$—	$56,840	$ —	$56,840

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$251,246	$ —	$251,246

[a]Includes common and preferred stocks as well as management investment companies.
[b]For detailed categories, see the accompanying Statement of Investments.

libertyshares.com

Semiannual Report 65

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty
MSCO	Morgan Stanley
Selected Portfolio
ADR	American Depository Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

66 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreement

At a meeting held on April 18, 2016, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved, for each of the separate funds in Franklin Templeton ETF Trust, the investment management agreements with Franklin Advisers, Inc. (FAV) as investment manager. The Board noted that the forms of such agreements are substantially the same as the standard forms of investment management agreement that include administration services for other funds in the Franklin Templeton family of funds (“FTI Funds”). The Board considered the qualifications of the personnel of FAV who would be responsible for managing and advising the Funds and the specific terms and fees of the Investment Management Agreements and management’s voluntary agreement to waive or assume certain expenses of the Funds for a period of time.

The Board considered various materials relating to the Investment Management Agreements, including (1) copies of the proposed forms of Investment Management Agreement; (2) the biographies of the portfolio managers; and (3) information describing the fee payments under the Investment Management Agreements.

The Board also was provided with information relating to proposed expenses for the Funds, including comparative data provided by Morningstar, Inc. (“Morningstar”), an independent organization, which compared the Funds’ expenses with those of other funds deemed comparable to the Funds as selected by Morningstar, including funds in the actively managed ETF category.

In determining that the terms of the proposed Agreements were fair and reasonable, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by FAV to the Funds under the proposed Investment Management Agreements; (2) FAV’s experience as managers of other funds and accounts, including those within the FTI complex; (3) FAV’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreements; (5) the comparative pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Funds; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of FAV; and (7) FAV’s compliance capabilities, as demonstrated by, among other things, their policies and procedures designed to prevent violations of the Federal securities laws.

The Board approved the Code of Ethics and Compliance Policies and Procedures of FAV, which are identical to those of other Franklin Templeton investment managers. In considering such materials, the Independent Trustees received assistance and advice from and met separately with their Independent Legal Counsel.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the Investment Management Agreements. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by FAV (the “Managers”). In this regard, they reviewed the Funds’ proposed investment goals and the Managers’ proposed investment strategies and ability to implement such investment strategies (including, but not limited to, FAV’s trading practices and investment decision processes). The Trustees reviewed the Funds’ portfolio managers, including their background and skills as well as their expertise in managing other funds within the FTI complex.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by FAV to the Funds and their shareholders and were confident in the abilities of the Managers to implement their proposed investment strategies and to provide quality services to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board also considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of FAV.

COMPARATIVE EXPENSES. The Board considered the cost of the services to be provided by FAV (and their affiliates) from their respective relationships with the Funds. The Board noted that FAV (and their affiliates) could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Managers’

libertyshares.com

Semiannual Report 67

FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

(or their affiliates’) profitability with respect to the Funds. The Board considered that FAV will provide general investment management and administrative services to the Funds for a fee equal to an annual rate of:

  0.35% of the value of the average daily net assets of the Global Equity ETF
  0.40% of the value of the average daily net assets of the International Hedged ETF
  0.55% of the value of the average daily net assets of the Emerging Markets ETF
  0.45% of the value of the average daily net assets of the Dividend ETF

Further, the Board noted that FAV will waive or assume certain expenses so that the total operating expenses for each Fund (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed (and could be less than) the amounts in the proposed fee table for a period of at least one year from the date of each Fund’s initial prospectus.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by FAV and their affiliates as the Funds grow larger and the extent to which they are shared with shareholders of the Funds. The Board noted that the overall investment management agreement fee schedule includes breakpoints that provide for such sharing, though it is not anticipated that the Funds will generate significant, if any, profit for FAV and/or their affiliates for some time.

In considering the appropriateness of the investment management fee to be charged to the Funds, the Board reviewed and considered the nature, extent and quality of the overall investment management services expected to be provided by FAV, as more fully discussed above, as well as the fairness of the proposed compensation. The Board further considered the extent to which FAV may derive ancillary benefits from fund operations. Consideration was also given to the information provided by Morningstar, Inc. on other funds in the Funds peer groups as selected by Morningstar (“Comparable Funds”) and that FAV’s management fee and total expense ratio, including waivers, are at or below the median of the fees and expenses of Comparable Funds for the Global Equity ETF, International Hedged ETF and Dividend ETF, including waivers. Only the Emerging Markets ETF is above the median of its peers, but the Board accepted management’s explanation of this fee in light of the nature of the Fund and its investment strategy.

Based upon its consideration of all these factors, the Board determined that the investment management fee structure was fair and reasonable.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

68 Semiannual Report

libertyshares.com

FRANKLIN
LIBERTYSHARES™

Franklin Templeton ETF Trust

Semiannual Report

September 30, 2016

Franklin Liberty U.S. Low Volatility ETF

FRANKLIN TEMPLETON INVESTMENTS

Contents

Semiannual Report
Franklin Liberty U.S. Low Volatility ETF	2
Performance Summary	5
Your Fund’s Expenses	6
Financial Highlights and Statement of Investments	7
Financial Statements	11
Notes to Financial Statements	14
Shareholder Information	18

SEMIANNUAL REPORT

Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin Liberty U.S. Low Volatility ETF covers the period since the Fund’s inception on September 20, 2016, through September 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests as least 80% of its net assets in U.S. investments.

Performance Overview

For the period since inception on September 20, 2016, through September 30, 2016, the Fund posted cumulative total returns of +0.52% based on market price and +1.08% based on net asset value (NAV).1 In comparison, the Russell 1000® Index produced a +1.42% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

During the period since the Fund’s inception on September 20, 2016, through September 30, 2016, unemployment levels stayed low and the unemployment rate ended the month of September at 5.0%.3 The U.S. Federal Reserve (Fed) kept its target interest rate unchanged at 0.25–0.50% at its September meeting, boosting investor confidence. The broad U.S. equity market, as measured by the Standard & Poor’s® 500 Index, rose slightly during the period. U.S. stocks benefited from mostly upbeat economic data and better corporate earnings in the U.S., signs of improvement in the Chinese and European economies, and ongoing easy-money policies from key central banks.

Top 10 Sectors/Industries
9/30/16
% of Total
Net Assets
Information Technology	20.6%
Health Care	14.2%
Financials	13.2%
Consumer Discretionary	12.6%
Industrials	9.8%
Consumer Staples	9.5%
Energy	7.0%
Real Estate	4.0%
Materials	3.2%
Utilities	3.2%

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.4 The Fund seeks capital appreciation while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to identify stocks that exhibit strong fundamental characteristics and screen for stocks with the lowest realized volatility scores, based on our proprietary quantitative model, relative to their corresponding sectors. Risk considerations are incorporated into the final stock selection process.

Manager’s Discussion

Given the short time period, we caution against assigning too much weight to the Fund’s performance for the period; however, there were a few notable developments within the period.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.
2. Source: Morningstar. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trade-
mark of Russell Investment Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
4. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive
50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 8.

2 Semiannual Report

libertyshares.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Several sectors provided strong returns during the reporting period, including information technology, energy and consumer staples. In the information technology sector, Accenture was the strongest contributor to returns after it posted strong earnings for its fiscal fourth quarter, driven by strength in its fast growing digital, cloud and security services businesses.

Our energy sector investments generally performed strongly during the period as major oil producers reached a preliminary agreement on a production cut and output cap. The continued decline in U.S. inventories and growth in U.S. oil demand further supported the sector, and Schlumberger, Occidental Petroleum, Chevron and Exxon Mobil all contributed to returns over the period.

The consumer staples sector also contributed to performance, led by McCormick & Co. as the global spice and seasonings company reported strong earnings growth for its fiscal third quarter due to increased profits.

In contrast, the utilities and consumer discretionary sectors detracted from performance. The utilities sector was pressured after commentary from the Fed increased the market’s assessment of the probability of an interest-rate increase before the end of 2016. Within the sector, Dominion Resources, Southern Company, Xcel Energy and DTE Energy hindered results.

The weakness in the consumer discretionary sector was driven by primarily NIKE and Leggett & Platt. Global footwear and apparel maker NIKE detracted from performance after reporting earnings for its fiscal first quarter. Revenue and sales growth at the company was overshadowed by softer North American futures orders. Diversified furnishings manufacturer Leggett & Platt also detracted from performance after a disappointing business update from a competitor led to weakness in the broader furnishings industry.

Wells Fargo detracted from performance in the financials sector as reports surfaced that it secretly opened unauthorized accounts on behalf of customers. The stock remained under pressure as several major business partners

Top 10 Holdings
9/30/16
Company	% of Total
Sector/Industry	Net Assets
McCormick & Co. Inc.	1.6%
Consumer Staples
Kimberly-Clark Corp.	1.6%
Consumer Staples
PepsiCo Inc.	1.6%
Consumer Staples
Colgate-Palmolive Co.	1.6%
Consumer Staples
The Procter & Gamble Co.	1.6%
Consumer Staples
The Coca-Cola Co.	1.5%
Consumer Staples
Accenture PLC	1.5%
Information Technology
DaVita Inc.	1.5%
Health Care
Becton Dickinson and Co.	1.4%
Health Care
Danaher Corp.	1.4%
Health Care

announced that they are re-evaluating doing business with the bank.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

libertyshares.com

CFA® is a trademark owned by CFA Institute.

Semiannual Report 3

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Todd Brighton is a vice president and research analyst/ portfolio manager for Franklin Equity Group. Mr. Brighton analyzes equity and equity-linked investments for the Core/Hybrid team and specializes in the development of volatility-based strategies. Mr. Brighton joined Franklin Templeton Investments in 2000. His prior responsibilities included the trading of equities, equity derivatives, convertibles and high yield bonds. Mr. Brighton earned his B.S. degree in managerial economics from the University of California, Davis. He is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society of San Francisco.

4 Semiannual Report

libertyshares.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Performance as of 9/30/16[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on	Total Annual Operating Expenses[3]
	NAV[4]	market price[5]	NAV[4]	market price[5]	(with waiver)	(without waiver)
					0.50%	0.70%
Since Inception (9/20/16)	+1.08%	+0.52%	+1.08%	+0.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the
Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduc-
tion and fee waiver; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatil-
ity, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on market price.

libertyshares.com

Semiannual Report 5

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 4/1/16	Value 9/30/16	9/20/16–9/30/16[1,2]	Value 9/30/16	4/1/16–9/30/16[1,2]	Expense Ratio[2]
$1,000	$1,010.80	$0.14	$1,022.68	$2.55	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 10/365 to reflect the number of days since inception.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

6 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin Liberty U.S. Low Volatility ETF
Period Ended
September 30, 2016
(unaudited)[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.05
Income from investment operationsb:
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	0.26
Total from investment operations	0.27
Net asset value, end of period	$25.32

Total return[d]	1.08%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.29%
Expenses net of waiver and payments by affiliates	0.50%
Net investment income	1.69%

Supplemental data
Net assets, end of period (000’s)	$5,063
Portfolio turnover rate[f]	—%

aFor the period September 20, 2016 (commencement of operations) to September 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 7

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2016 (unaudited)

Franklin Liberty U.S. Low Volatility ETF

	Shares	Value

Common Stocks 99.9%
Consumer Discretionary 12.6%
Comcast Corp., A	744	$49,357
The Home Depot Inc	388	49,928
Leggett & Platt Inc	1,004	45,762
Lowe’s Cos. Inc	688	49,681
McDonald’s Corp	426	49,143
NIKE Inc., B	892	46,964
a NVR Inc	30	49,196
a O’Reilly Automotive Inc	178	49,860
Starbucks Corp	924	50,025
Target Corp	712	48,900
The TJX Cos. Inc	656	49,056
Twenty-First Century Fox Inc., B	2,018	49,925
The Walt Disney Co	530	49,216
		637,013
Consumer Staples 9.5%
The Coca-Cola Co	1,850	78,292
Colgate-Palmolive Co	1,080	80,071
Kimberly-Clark Corp	638	80,477
McCormick & Co. Inc	808	80,736
PepsiCo Inc	738	80,272
The Procter & Gamble Co	882	79,160
		479,008
Energy 7.0%
Chevron Corp	702	72,250
EQT Corp	966	70,151
Exxon Mobil Corp	820	71,569
Occidental Petroleum Corp	972	70,878
Schlumberger Ltd	906	71,248
		356,096
Financials 13.2%
The Allstate Corp	896	61,985
Arthur J. Gallagher & Co	1,210	61,553
Chubb Ltd	480	60,312
Erie Indemnity Co., A	608	62,058
Intercontinental Exchange Inc	214	57,643
The Progressive Corp	1,944	61,236
RenaissanceRe Holdings Ltd	510	61,282
The Travelers Cos. Inc	524	60,024
U.S. Bancorp	1,410	60,475
W. R. Berkley Corp	1,050	60,648
Wells Fargo & Co	1,314	58,184
		665,400
Health Care 14.2%
Becton Dickinson and Co	406	72,970
Danaher Corp	930	72,903
a DaVita Inc	1,122	74,131
DENTSPLY SIRONA Inc	1,196	71,078
Johnson & Johnson	608	71,823
a Laboratory Corp. of America Holdings	530	72,865
Medtronic PLC	830	71,712
Pfizer Inc	2,122	71,872
Stryker Corp	624	72,640
Teleflex Inc	408	68,564
		720,558
Industrials 9.8%
3M Co	232	40,885
General Dynamics Corp	270	41,893

8 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

	Shares	Value

Common Stocks (continued)
Industrials (continued)
General Electric Co	1,398	$41,409
Honeywell International Inc	360	41,973
Illinois Tool Works Inc	352	42,184
Lockheed Martin Corp	170	40,752
Nielsen Holdings PLC	786	42,106
Northrop Grumman Corp	194	41,506
Raytheon Co	300	40,839
Republic Services Inc	812	40,966
United Parcel Service Inc., B	384	41,994
United Technologies Corp	410	41,656
		498,163
Information Technology 20.6%
Accenture PLC, A	620	75,746
a Alphabet Inc., A	86	69,149
a ANSYS Inc	744	68,902
Apple Inc	602	68,056
Automatic Data Processing Inc	790	69,678
Cisco Systems Inc	2,206	69,974
a Fiserv Inc	690	68,634
Intel Corp	1,842	69,536
International Business Machines Corp	442	70,212
Intuit Inc	628	69,086
Mastercard Inc., A	686	69,814
Microsoft Corp	1,202	69,235
Motorola Solutions Inc	904	68,957
Oracle Corp	1,744	68,504
Visa Inc., A	830	68,641
		1,044,124
Materials 3.2%
Air Products and Chemicals Inc	274	41,193
Bemis Co. Inc	784	39,992
Ecolab Inc	342	41,628
Praxair Inc	340	41,082
		163,895
Real Estate 4.0%
American Tower Corp	454	51,452
Boston Properties Inc	366	49,882
DDR Corp	2,800	48,804
Weingarten Realty Investors	1,268	49,427
		199,565
Telecommunication Services 2.6%
AT&T Inc	1,602	65,057
Verizon Communications Inc	1,254	65,183
		130,240
Utilities 3.2%
Dominion Resources Inc	542	40,255
DTE Energy Co	436	40,840
The Southern Co	786	40,322
Xcel Energy Inc	988	40,645
		162,062

Total Investments (Cost $5,005,550) 99.9%		5,056,124
Other Assets, less Liabilities 0.1%		7,346

Net Assets 100.0%		$5,063,470

libertyshares.com

Semiannual Report 9

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2016 (unaudited)

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$5,005,550
Value – Unaffiliated issuers	$5,056,124
Cash	5,000
Receivables:
Dividends	3,038
Affiliates	1,788
Total assets	5,065,950
Liabilities:
Payables:
Transfer agent fees	1,004
Trustees’ fees and expenses	27
Custody fees	7
Professional fees	1,214
Reports to shareholders	182
Accrued expenses and other liabilities	46
Total liabilities	2,480
Net assets, at value	$5,063,470
Net assets consist of:
Paid-in capital	$5,010,550
Undistributed net investment income	2,346
Net unrealized appreciation (depreciation)	50,574
Net assets, at value	$5,063,470
Shares outstanding	200,000
Net asset value per share	$25.32

10 Semiannual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the period ended September 30, 2016 (unaudited)a

Franklin Liberty U.S. Low Volatility ETF
Investment income:
Dividends	$3,038
Expenses:
Management fees (Note 3a)	692
Transfer agent fees	1,004
Custodian fees	7
Reports to shareholders	182
Professional fees	1,214
Trustees’ fees and expenses	27
Other	46
Total expenses	3,172
Expenses waived/paid by affiliates (Note 3c)	(2,480)
Net expenses	692
Net investment income	2,346
Net change in unrealized appreciation (depreciation) on Investments	50,574
Net increase (decrease) in net assets resulting from operations	$52,920

aFor the period September 20, 2016 (commencement of operations) to September 30, 2016.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty U.S. Low Volatility ETF
Period Ended
September 30, 2016
(unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,346
Net change in unrealized appreciation (depreciation)	50,574
Net increase (decrease) in net assets resulting from operations	52,920
Capital share transactions: (Note 2)	5,010,550
Net increase (decrease) in net assets	5,063,470
Net assets:
Beginning of period	—
End of period	$5,063,470
Undistributed net investment income included in net assets, end of period	$2,346

[a]For the period September 20, 2016 (commencement of operations) to September 30, 2016.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty U.S. Low Volatility ETF (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 20, 2016, the Fund commenced operations. Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences

libertyshares.com

Semiannual Report 13

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in blocks of 100,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2016, all Creation Unit transactions were made in-kind.

Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. During the period ended September 30, 2016, no variable fees were charged.

	Standard Creation and	Maximum	Maximum Additional
	Redemption	Additional Charge	Charge For
Fund	Transaction Fee	for Creations[a]	Redemptions[a]

Franklin Liberty U.S. Low Volatility ETF	$500	3%	2%

[a]As a percentage of the net asset value per Creation Unit.

At September 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	September 30, 2016[a]
	Shares	Amount
Shares sold	200,000	$5,010,550
Net increase (decrease)	200,000	$5,010,550

aFor the period September 20, 2016 (commencement of operations) to September 30, 2016.

14 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.50% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.50% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 19, 2017.

4. Income Taxes

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,005,550
Unrealized appreciation	$68,542
Unrealized depreciation	(17,968)
Net unrealized appreciation (depreciation)	$50,574

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2016, aggregated $0 and $0, respectively. Purchases and sales of investments excludes securities received/delivered from in-kind transactions of $5,005,550 and $0, respectively.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

libertyshares.com

Semiannual Report 15

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

6. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

16 Semiannual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Shareholder Information

Board Approval of Investment Management Agreement

At a meeting held on April 18, 2016, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved, for the Franklin Liberty U.S. Low Volatility Fund, a series of Franklin Templeton ETF Trust, the investment management agreements with Franklin Advisers, Inc. (FAV) as investment manager. The Board noted that the forms of such agreements are substantially the same as the standard forms of investment management agreement that include administration services for other funds in the Franklin Templeton family of funds (“FTI Funds”). The Board considered the qualifications of the personnel of FAV who would be responsible for managing and advising the Fund and the specific terms and fees of the Investment Management Agreements and management’s voluntary agreement to waive or assume certain expenses of the Funds for a period of time.

The Board considered various materials relating to the Investment Management Agreements, including (1) copies of the proposed forms of Investment Management Agreement; (2) the biographies of the portfolio managers; and (3) information describing the fee payments under the Investment Management Agreements.

The Board also was provided with information relating to proposed expenses for the Fund, including comparative data provided by Morningstar, Inc. (“Morningstar”), an independent organization, which compared the Funds’ expenses with those of other funds deemed comparable to the Fund as selected by Morningstar, including funds in the actively managed ETF category.

In determining that the terms of the proposed Agreements were fair and reasonable, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by FAV to the Fund under the proposed Investment Management Agreements; (2) FAV’s experience as managers of other funds and accounts, including those within the FTI complex; (3) FAV’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreements; (5) the comparative pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Fund; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of FAV; and (7) FAV’s compliance capabilities, as demonstrated by, among other things, their policies and procedures designed to prevent violations of the Federal securities laws.

The Board approved the Code of Ethics and Compliance Policies and Procedures of FAV, which are identical to those of other Franklin Templeton investment managers. In considering such materials, the Independent Trustees received assistance and advice from and met separately with their Independent Legal Counsel.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the Investment Management Agreements. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by FAV (the “Managers”). In this regard, they reviewed the Fund’s proposed investment goals and the Managers’ proposed investment strategies and ability to implement such investment strategies (including, but not limited to, FAV’s trading practices and investment decision processes). The Trustees reviewed the Fund’s portfolio managers, including their background and skills as well as their expertise in managing other funds within the FTI complex.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by FAV to the Fund and their shareholders and were confident in the abilities of the Managers to implement their proposed investment strategies and to provide quality services to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmarks for the Fund and how such benchmarks would be utilized to measure performance of FAV.

COMPARATIVE EXPENSES. The Board considered the cost of the services to be provided by FAV (and their affiliates) from their respective relationships with the Fund. The Board noted that FAV (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate the Managers’

libertyshares.com

Semiannual Report 17

FRANKLIN TEMPLETON ETF TRUST

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

SHAREHOLDER INFORMATION

(or their affiliates’) profitability with respect to the Fund. The Board considered that FAV will provide general investment management and administrative services to the Fund for a fee equal to an annual rate of:

  0.50% of the value of the average daily net assets of the Low Volatility ETF

Further, the Board noted that FAV will waive or assume certain expenses so that the total operating expenses for the Fund (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed (and could be less than) the amounts in the proposed fee table for a period of at least one year from the date of the Fund’s initial prospectus.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by FAV and their affiliates as the Fund grow larger and the extent to which they are shared with shareholders of the Funds. The Board noted that the overall investment management agreement fee schedule includes breakpoints that provide for such sharing, though it is not anticipated that the Fund will generate significant, if any, profit for FAV and/or their affiliates for some time.

In considering the appropriateness of the investment management fee to be charged to the Fund, the Board reviewed and considered the nature, extent and quality of the overall investment management services expected to be provided by FAV, as more fully discussed above, as well as the fairness of the proposed compensation. The Board further considered the extent to which FAV may derive ancillary benefits from fund operations. Consideration was also given to the information provided by Morningstar, Inc. on other funds in the Fund peer groups as selected by Morningstar (“Comparable Funds”) and that FAV’s management fee and total expense ratio, including waivers, are at or below the median of the fees and expenses of Comparable Funds for the Low Volatility ETF, including waivers.

Based upon its consideration of all these factors, the Board determined that the investment management fee structure was fair and reasonable.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s web-site at libertyshares.com.

18 Semiannual Report

libertyshares.com

This page intentionally left blank

This page intentionally left blank

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer – Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer – Finance and Administration

Date  November 25, 2016

By /s/Gaston Gardey

Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2016